Quarterly Portfolios of Investments
Fixed Income Funds
January 31, 2022
Fixed Income Funds	Retirement Class	Institutional Class	Administrative Class	Investor Class

Harbor Bond Fund (currently, Harbor Core Plus Fund)	HBFRX	HABDX	HRBDX	–
Harbor Convertible Securities Fund	HNCVX	HACSX	HRCSX	HICSX
Harbor Core Bond Fund	HCBRX	HACBX	–	–
Harbor High-Yield Bond Fund	HNHYX	HYFAX	HYFRX	HYFIX

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—January 31, 2022 (Unaudited)

Principal, Value and Cost Amounts in Thousands
ASSET-BACKED SECURITIES—10.8%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2017-1AA Cl. PTT
$3,447	3.300%—07/15/2031[1]	$3,456
	Aircastle Ltd.
6,200	2.850%—01/26/2028[1]	6,069
	Alaska Airlines Pass-Through Trust
	Series 2020-TR Cl. EETC
3,318	4.800%—02/15/2029[1]	3,625
	American Airlines Pass-Through Trust
	Series 15-2 Cl. AA
1,545	3.600%—03/22/2029	1,585
	AMMC CLO 20 Ltd.[2]
	Series 2017-20A Cl. AR
3,410	1.111% (3 Month USD LIBOR + 0.870) 04/17/2029[1,3]	3,406
	AMMC CLO XII Ltd.[2]
	Series 2013-12A Cl. AR2
4,200	1.096% (3 Month USD LIBOR + 0.950) 11/10/2030[1,3]	4,215
	Anchorage Capital CLO 11 Ltd.[2]
	Series 2019-11A Cl. AR
4,000	1.399% (3 Month USD LIBOR + 1.140) 07/22/2032[1,3]	4,001
	Apidos CLO XXVI[2]
	Series 2017-26A Cl. A1AR
4,000	1.141% (3 Month USD LIBOR + 0.900) 07/18/2029[1,3]	4,000
	Ares LII CLO Ltd.[2]
	Series 2019-52A Cl. A1R
4,000	1.309% (3 Month USD LIBOR + 1.050) 04/22/2031[1,3]	3,998
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
5,778	0.428% (1 Month USD LIBOR + 0.320) 05/25/2036[3]	2,020
	Series 2004-W11 Cl. M3
939	1.233% (1 Month USD LIBOR + 1.125) 11/25/2034[3]	944
		2,964
	BDS Ltd.
	Series 2021-FL10 Cl. A
4,000	1.453% (1 Month USD LIBOR + 1.350) 12/16/2036[1,3]	3,998
	Birch Grove CLO Ltd.[2]
	Series 19-AR
4,000	1.333% (3 Month USD LIBOR + 1.130) 06/15/2031[1,3]	3,997
	Carlyle Global Market Strategies CLO Ltd.[2]
	Series 2013-1A Cl. A1
4,300	1.105% (3 Month USD LIBOR + 0.950) 08/14/2030[1,3]	4,299
	Carlyle US CLO 2017-1 Ltd.[2]
	Series 2017-1A Cl. A1R
4,000	1.254% (3 Month USD LIBOR + 1.000) 04/20/2031[1,3]	4,008
	Catamaran CLO Ltd.[2]
	Series 2014-1A Cl. A1
4,974	1.359% (3 Month USD LIBOR + 1.100) 04/22/2030[1,3]	4,956
	Countrywide Asset-Backed Certificates
	Series 2006-ABC1 Cl. A3
4,320	0.588% (1 Month USD LIBOR + 0.480) 05/25/2036[3]	3,903
	Series 2006-2 Cl. M1
650	0.708% (1 Month USD LIBOR + 0.600) 06/25/2036[3]	649
		4,552
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Crestline Denali CLO XV Ltd.[2]
	Series 2017-1A Cl. AR
$4,000	1.284% (3 Month USD LIBOR + 1.030) 04/20/2030[1,3]	$4,001
	Evergreen Credit Card Trust
	Series 2019-2 Cl. A
6,000	1.900%—09/15/2024[1]	6,045
	First Franklin Mortgage Loan Trust
	Series 2006-FF14 Cl. A6
8,000	0.418% (1 Month USD LIBOR + 0.310) 10/25/2036[3]	7,104
	GSAA Home Equity Trust
	Series 2006-20 Cl. 1A2
3,388	0.468% (1 Month USD LIBOR + 0.360) 12/25/2046[3]	1,278
	Series 2007-9 Cl. A1A
503	6.000%—08/25/2047	485
		1,763
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
95	0.178% (1 Month USD LIBOR + 0.070) 12/25/2036[3]	60
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
4,492	0.448% (1 Month USD LIBOR + 0.340) 12/25/2036[3]	1,688
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
1,091	1.158% (1 Month USD LIBOR + 1.050) 06/25/2035[3]	1,095
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-ACC1 Cl. M1
171	0.513% (1 Month USD LIBOR + 0.405) 05/25/2036[3]	172
	Series 2006-HE1 Cl. A4
622	0.688% (1 Month USD LIBOR + 0.580) 01/25/2036[3]	622
	Series 2007-HE1 Cl. AF3
736	4.214%—05/25/2035[4]	600
		1,394
	KKR Financial CLO Ltd.[2]
	Series 18-AR
4,000	1.181% (3 Month USD LIBOR + 0.940) 07/18/2030[1,3]	4,000
	LoanCore Ltd.
	Series 2018-CRE1 Cl. A
1,088	1.236% (1 Month USD LIBOR + 1.130) 05/15/2028[1,3]	1,088
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
4,494	0.588% (1 Month USD LIBOR + 0.480) 06/25/2036[3]	2,366
	Morgan Stanley Capital Inc.
	Series 2007-HE1 Cl. A2C
1,709	0.258% (1 Month USD LIBOR + 0.150) 11/25/2036[3]	1,254
	Series 2007-HE6 Cl. A3
3,416	0.288% (1 Month USD LIBOR + 0.180) 05/25/2037[3]	3,157
		4,411
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
3,510	0.358% (1 Month USD LIBOR + 0.250) 07/25/2037[3]	3,089
	Palmer Square Loan Funding Ltd.
	Series 2021-4A Cl. A1
4,000	0.928% (3 Month USD LIBOR + 0.800) 10/15/2029[1,3]	3,999
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
1,133	0.828% (1 Month USD LIBOR + 0.720) 08/25/2035[3]	1,162

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
$4,441	0.238% (1 Month USD LIBOR + 0.130) 09/25/2036[3]	$1,217
	RAMP Trust
	Series 2004-RS8 Cl. MII1
64	1.008% (1 Month USD LIBOR + 0.600) 08/25/2034[3]	65
	Saxon Asset Securities Trust
	Series 2006-3 Cl. A3
2,670	0.278% (1 Month USD LIBOR + 0.170) 10/25/2046[3]	2,644
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
5,576	0.768% (1 Month USD LIBOR + 0.660) 08/25/2035[3]	4,718
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
11	5.130%—09/01/2023	12
	Series 2009-20A Cl. 1
883	5.720%—01/01/2029	945
	Series 2008-20H Cl. 1
1,817	6.020%—08/01/2028	1,956
		2,913
	Sound Point CLO XII Ltd.[2]
	Series 2016-2A Cl. AR2
4,625	1.304% (3 Month USD LIBOR + 1.050) 10/20/2028[1,3]	4,630
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
2,513	0.328% (1 Month USD LIBOR + 0.220) 09/25/2037[3]	1,273
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
17,320	0.338% (1 Month USD LIBOR + 0.230) 01/25/2037[1,3]	12,420
	TCW CLO Ltd.[2]
	Series 2018-1A Cl. A1
4,000	1.228% (3 Month USD LIBOR + 0.970) 04/25/2031[1,3]	3,998
	TPG Real Estate Finance Trust
	Series 2019-Fl3 Cl. A
4,025	1.314% (30 Day Average SOFR + 1.264) 10/15/2034[1,3]	4,027
	Venture XXVI CLO Ltd.[2]
	Series 2017-26A Cl. AR
6,200	1.354% (3 Month USD LIBOR + 1.100) 01/20/2029[1,3]	6,203
	Voya CLO Ltd.[2]
	Series 2016-4A Cl. ARR
3,548	1.154% (3 Month USD LIBOR + 0.900) 07/20/2029[1,3]	3,544
TOTAL ASSET-BACKED SECURITIES
(Cost $152,916)		154,046

COLLATERALIZED MORTGAGE OBLIGATIONS—7.5%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
2,260	0.348% (1 Month USD LIBOR + 0.240) 08/25/2036[3]	1,049
	Banc of America Alternative Loan Trust
	Series 2006 -7 Cl. A3
7,182	5.913%—10/25/2036[3]	2,939
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
517	0.704% (1 Month USD LIBOR + 0.600) 05/20/2047[3]	510
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
$3,668	0.528% (1 Month USD LIBOR + 0.420) 05/25/2047[3]	$3,562
	Series 2011-RR5 Cl. 12A1
242	4.797%—03/26/2037[1,4]	249
	Series 2011-RR4 Cl. 8A1
1,286	5.250%—02/26/2036[1,3]	759
		4,570
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2004-1 Cl. 12A5
178	2.741%—04/25/2034[3]	179
	Series 2004-10 Cl. 12A3
15	2.759%—01/25/2035[3]	16
	Series 2000-2 Cl. A1
12	2.779%—11/25/2030[3]	12
	Series 2006-4 Cl. 1A1
145	2.812%—10/25/2036[3]	143
		350
	Benchmark Mortgage Trust
	Series 2019-B9 Cl. A5
5,200	4.016%—03/15/2052	5,705
	Chase Mortgage Finance Corp Trust
	Series 2006-A1 Cl. 4A1
860	2.780%—09/25/2036[3]	800
	Citigroup Commercial Mortgage Trust
	Series 2015-GC33 Cl. A4
4,900	3.778%—09/10/2058	5,179
	Citigroup Mortgage Loan Trust
	Series 2007-10 Cl.2A
2,386	3.158%—09/25/2037[3]	2,329
	COMM Mortgage Trust
	Series 2016-787S Cl. A
5,400	3.545%—02/10/2036[1]	5,632
	Countrywide Alternative Loan Trust
	Series 2006-6BC Cl. 1A2
1,996	0.508% (1 Month USD LIBOR + 0.400) 05/25/2036[3]	1,611
	Series 2005-84 Cl. 1A1
1,172	2.145%—02/25/2036[3]	1,079
	Series 2005-20CB Cl. 2A5
1,438	5.500%—07/25/2035	1,194
	Series 2006-36T2 Cl. 1A4
937	5.750%—12/25/2036	553
	Series 2006-1R Cl.2A3
3,005	6.000%—08/25/2037	2,074
		6,511
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
475	3.433%—09/25/2047[3]	447
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
238	6.000%—11/25/2035	194
	DC Office Trust
	Series 2019-MTC Cl. A
4,900	2.965%—09/15/2045[1]	4,996
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
3,058	0.408% (1 Month USD LIBOR + 0.300) 03/25/2037[3]	3,110

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
$1,031	1.007% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 3/19/2046[3]	$915
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
258	2.661%—02/25/2036[3]	245
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
—	6.750%—08/21/2031	—
	GSMPS Mortgage Loan Trust
	Series 2006-RP2 Cl. 1AF1
3,630	0.508% (1 Month USD LIBOR + 0.400) 04/25/2036[1,3]	3,194
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
240	2.526%—05/25/2035[3]	198
	Series 2005-AR7 Cl. 6A1
127	2.643%—11/25/2035[3]	128
		326
	HarborView Mortgage Loan Trust
	Series 2004-8 Cl. 2A3
355	0.923% (1 Month USD LIBOR + 0.820) 11/19/2034[3]	318
	HomeBanc Mortgage Trust
	Series 2006-H2 Cl. A2
737	0.468% (1 Month USD LIBOR + 0.360) 12/25/2036[3]	739
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
2	1.544%—01/25/2032[3]	2
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
2,904	6.500%—07/25/2037	1,394
	IndyMac INDX Mortgage Loan Trust
	Series 2007-AR13 Cl. 4A1
10,855	2.825%—07/25/2037[3]	8,737
	Series 2005-AR31 Cl. 1A1
745	3.012%—01/25/2036[3]	744
		9,481
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
1,158	3.226%—10/25/2036[3]	1,008
	Series 2006-S1 Cl. 3A1
120	5.500%—04/25/2036	123
		1,131
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Cl. A4
4,225	3.144%—06/15/2049	4,354
	Manhattan West
	Series 2020-1MW Cl. A
4,900	2.130%—09/10/2039[1]	4,830
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
446	6.000%—03/25/2037	246
	MetLife Securitization Trust
	Series 2018-1A Cl. A
2,576	3.750%—03/25/2057[1,3]	2,649
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl. ASB
4,049	3.040%—04/15/2048	4,114
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Onslow Bay Financial LLC
	Series 2018-1 Cl. A2
$3,029	0.758% (1 Month USD LIBOR + 0.650) 06/25/2057[1,3]	$3,026
	Ready Capital Mortgage Financing LLC
	Series 2020-FL4 Cl. A
5,019	2.258% (1 Month USD LIBOR + 2.150) 02/25/2035[1,3]	5,037
	Residential Accredit Loans Inc.
	Series 2007-QS4 Cl. 3A9
2,116	6.000%—03/25/2037	2,053
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
17,578	6.250%—08/25/2037	6,145
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
165	3.891%—02/25/2037[3]	131
	Series 2006-SA1 Cl. 2A1
126	4.912%—02/25/2036[3]	114
		245
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
1,065	0.408% (1 Month USD LIBOR + 0.300) 02/25/2037[3]	1,087
	Series 2005-21A Cl. 3A1
230	2.608%—04/25/2035[3]	233
		1,320
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
180	0.603% (1 Month USD LIBOR + 0.500) 07/19/2035[3]	175
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
287	2.376%—01/25/2037[3]	246
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR6 Cl. 2A1A
191	0.568% (1 Month USD LIBOR + 0.460) 04/25/2045[3]	190
	Series 2005-AR13 Cl. A1A1
96	0.688% (1 Month USD LIBOR + 0.580) 10/25/2045[3]	96
	Series 2006-AR11 Cl. 3A1A
1,081	1.007% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[3]	1,071
	Series 2006-AR8 Cl. 1A4
1,699	2.848%—08/25/2046[3]	1,698
		3,055
	Wells Fargo Commercial Mortgage Trust
	Series 2018-C48 Cl. A5
7,117	4.302%—01/15/2052	7,909
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $109,492)		107,470

CORPORATE BONDS & NOTES—30.4%
AEROSPACE & DEFENSE—0.4%
	Boeing Co.
6,100	1.950%—02/01/2024	6,129
AIRLINES—0.3%
	Jetblue Airways Corp.
4,206	4.000%—05/15/2034	4,485

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—2.4%
	Ford Motor Credit Co. LLC
$4,000	3.375%—11/13/2025	$4,012
3,900	3.810%—01/09/2024	3,948
2,900	4.375%—08/06/2023	2,964
		10,924
	Nissan Motor Acceptance Corp.
1,900	3.875%—09/21/2023[1]	1,960
	Nissan Motor Acceptance Corp. MTN[5]
4,200	1.125%—09/16/2024[1]	4,077
	Nissan Motor Co. Ltd.
2,700	3.522%—09/17/2025[1]	2,788
3,900	4.810%—09/17/2030[1]	4,228
		7,016
	Volkswagen Group of America Finance LLC
4,700	3.350%—05/13/2025[1]	4,880
4,800	4.750%—11/13/2028[1]	5,387
		10,267
		34,244
BANKS—5.1%
	Banco Bilbao Vizcaya Argentaria SA
1,600	0.875%—09/18/2023	1,584
1,500	1.125%—09/18/2025	1,438
		3,022
	Banque Federative du Credit Mutuel SA
6,300	3.750%—07/20/2023[1]	6,511
	Barclays plc
3,700	4.610%—02/15/2023[6]	3,704
	BBVA USA
2,900	2.500%—08/27/2024	2,965
	Citigroup Inc.
4,700	2.572%—06/03/2031[6]	4,584
	Deutsche Bank AG/New York
5,500	3.300%—11/16/2022	5,590
4,500	3.961%—11/26/2025[6]	4,689
		10,279
	Intesa Sanpaolo SpA
2,800	4.000%—09/23/2029[1]	2,925
	JPMorgan Chase & Co.
4,000	1.470%—09/22/2027	3,828
	Lloyds Banking Group plc
6,000	2.858%—03/17/2023[6]	6,012
	Mitsubishi UFJ Financial Group Inc.
5,800	1.412%—07/17/2025	5,666
	Mizuho Financial Group Inc.
5,100	0.849%—09/08/2024[6]	5,039
	NatWest Group PLC
700	1.626% (3 Month USD LIBOR + 1.470) 05/15/2023[3]	703
200	4.519%—06/25/2024[6]	207
200	4.892%—05/18/2029[6]	222
		1,132
	Nordea Bank Abp
2,500	3.750%—08/30/2023[1]	2,589
	Societe Generale SA MTN[5]
4,100	4.250%—09/14/2023[1]	4,265
	Sumitomo Mitsui Financial Group Inc.
5,000	1.474%—07/08/2025	4,883
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	UniCredit SpA MTN[5]
$5,600	7.830%—12/04/2023[1]	$6,158
		73,562
BEVERAGES—0.2%
	Constellation Brands Inc.
2,600	3.700%—12/06/2026	2,765
BUILDING PRODUCTS—0.9%
	CRH America Finance Inc.
3,200	3.950%—04/04/2028[1]	3,464
3,200	4.500%—04/04/2048[1]	3,754
		7,218
	Fortune Brands Home & Security Inc.
4,700	3.250%—09/15/2029	4,822
	Owens Corning
300	4.200%—12/01/2024	317
		12,357
CAPITAL MARKETS—2.2%
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,591
	Block Financial LLC Co.
3,600	3.875%—08/15/2030	3,724
	Credit Agricole SA MTN[5]
4,900	3.750%—04/24/2023[1]	5,045
	Credit Suisse Group AG
5,100	2.997%—12/14/2023[1,6]	5,160
4,900	3.750%—03/26/2025	5,104
3,400	7.500%—07/17/2023[3,6,7]	3,544
		13,808
	UBS Group AG
2,200	2.859%—08/15/2023[1,6]	2,219
		31,387
CHEMICALS—0.3%
	International Flavors & Fragrances Inc.
3,700	3.200%—05/01/2023	3,766
COMMERCIAL SERVICES & SUPPLIES—0.3%
	Sitka Holdings LLC
4,000	5.250% (3 Month USD LIBOR + 4.500) 07/06/2026[1,3]	4,061
CONSUMER FINANCE—0.6%
	Daimler Finance North America LLC
5,300	3.700%—05/04/2023[1]	5,462
	Springleaf Finance Corp.
2,800	6.875%—03/15/2025	3,043
		8,505
DIVERSIFIED FINANCIAL SERVICES—1.2%
	Cantor Fitzgerald LP
5,400	6.500%—06/17/2022[1]	5,512
	Imperial Brands Finance plc
2,100	3.500%—02/11/2023[1]	2,133
5,600	3.875%—07/26/2029[1]	5,776
		7,909
	Intercontinental Exchange
3,600	1.850%—09/15/2032	3,292
		16,713

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	AT&T Inc.
$4,900	1.650%—02/01/2028	$4,667
	British Telecommunications plc
1,300	4.500%—12/04/2023	1,361
		6,028
ELECTRIC UTILITIES—2.2%
	Azure Power Energy Ltd.
4,000	3.575%—08/19/2026[1]	3,935
	Duke Energy Florida LLC
4,000	2.400%—12/15/2031	3,913
	Exelon Corp.
3,100	4.050%—04/15/2030	3,356
	FirstEnergy Corp.
1,100	3.350%—07/15/2022	1,100
	Jersey Central Power & Light Co.
900	4.300%—01/15/2026[1]	962
1,600	4.700%—04/01/2024[1]	1,682
		2,644
	Nextera Energy Capital Holdings Inc.
6,000	2.250%—06/01/2030	5,777
	Pacific Gas & Electric Co.
2,900	3.150%—01/01/2026	2,912
300	3.300%—12/01/2027	300
1,700	3.400%—08/15/2024	1,741
2,000	3.450%—07/01/2025	2,042
1,800	3.500%—06/15/2025	1,842
1,500	4.250%—08/01/2023	1,540
600	4.550%—07/01/2030	625
		11,002
		31,727
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
	Arrow Electronics Inc.
2,100	3.500%—04/01/2022	2,100
ENTERTAINMENT—0.3%
	Walt Disney Co.
3,900	2.650%—01/13/2031	3,885
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.2%
	Agree LP Co.
1,400	2.900%—10/01/2030	1,384
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	2,121
	Boston Properties LP
4,905	2.750%—10/01/2026	4,997
	Brandywine Operating Partnership LP
5,000	4.100%—10/01/2024	5,224
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	4,199
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	6,052
	EPR Properties
1,900	4.500%—06/01/2027	1,962
600	4.950%—04/15/2028	632
		2,594
	Equinix Inc.
5,000	1.000%—09/15/2025	4,790
	GLP Capital LP / GLP Financing II Inc.
4,500	4.000%—01/15/2030	4,643
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Highwoods Realty LP
$2,500	2.600%—02/01/2031	$2,411
	Invitation Homes Operating Partnership LP
4,000	2.700%—01/15/2034	3,754
	OMEGA Healthcare Investors Inc.
309	4.375%—08/01/2023	320
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,498
	Scentre Group Trust
5,700	4.375%—05/28/2030[1]	6,355
	Service Properties Trust
4,800	4.350%—10/01/2024	4,594
	Spirit Realty LP
4,700	3.400%—01/15/2030	4,808
		59,744
FOOD & STAPLES RETAILING—0.3%
	7-Eleven Inc.
5,200	1.800%—02/10/2031[1]	4,778
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Boston Scientific Corp.
5,700	2.650%—06/01/2030	5,631
HEALTH CARE PROVIDERS & SERVICES—0.6%
	CVS Health Corp.
3,900	4.125%—04/01/2040	4,216
	CVS Pass-Through Trust
435	6.943%—01/10/2030	506
	HCA Inc.
4,000	5.375%—09/01/2026	4,345
100	5.875%—02/01/2029	113
		4,458
		9,180
HOTELS, RESTAURANTS & LEISURE—1.0%
	Expedia Group Inc.
3,450	6.250%—05/01/2025[1]	3,853
	Marriott International Inc.
5,000	3.500%—10/15/2032	5,050
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5,200	4.250%—05/30/2023[1]	5,205
		14,108
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.5%
	ENEL Finance International NV
4,100	1.875%—07/12/2028[1]	3,868
4,100	2.250%—07/12/2031[1]	3,824
		7,692
INDUSTRIAL CONGLOMERATES—0.3%
	Textron Inc.
3,800	2.450%—03/15/2031	3,653
INSURANCE—0.5%
	AIA Group Ltd.
2,700	3.375%—04/07/2030[1]	2,852
	Allstate Corp.
4,300	1.450%—12/15/2030	3,953
		6,805

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
IT SERVICES—0.2%
	Amdocs Ltd.
$3,600	2.538%—06/15/2030	$3,452
MEDIA—0.3%
	Charter Communications Operating LLC
4,800	4.464%—07/23/2022	4,854
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
	ERP Operating LP
2,100	3.375%—06/01/2025	2,196
	Starwood Property Trust Inc.
3,700	4.375%—01/15/2027[1]	3,695
		5,891
OIL, GAS & CONSUMABLE FUELS—0.8%
	EQM Midstream Partners LP
522	4.750%—07/15/2023	529
	MPLX LP
3,300	4.900%—04/15/2058	3,591
	Sabine Pass Liquefaction LLC
900	4.200%—03/15/2028	966
5,100	4.500%—05/15/2030	5,600
		6,566
		10,686
PHARMACEUTICALS—0.9%
	Abbvie Inc.
1,000	3.200%—11/06/2022	1,013
	Bayer US Finance II LLC
6,300	3.875%—12/15/2023[1]	6,512
	Takeda Pharmaceutical Co. Ltd.
1,500	2.050%—03/31/2030	1,412
	Teva Pharmaceutical Finance Netherlands III BV
3,000	6.750%—03/01/2028[8]	3,190
		12,127
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
	Broadcom Inc.
6,904	3.137%—11/15/2035[1]	6,555
3,700	3.419%—04/15/2033[1]	3,690
4,003	3.469%—04/15/2034[1]	3,971
		14,216
	NXP BV / NXP Funding LLC / NXP USA Inc.
4,600	3.875%—06/18/2026[1]	4,871
		19,087
SOFTWARE—0.5%
	Oracle Corp.
400	2.950%—04/01/2030	393
3,500	3.600%—04/01/2040	3,244
		3,637
	VMware Inc.
3,600	4.650%—05/15/2027	3,953
		7,590
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
	Dell International LLC / EMC Corp.
1,067	5.450%—06/15/2023	1,116
800	5.850%—07/15/2025	890
3,300	6.020%—06/15/2026	3,748
		5,754
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
	NetApp Inc.
$1,500	1.875%—06/22/2025	$1,482
		7,236
TRADING COMPANIES & DISTRIBUTORS—0.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
403	3.500%—05/26/2022	406
	Aviation Capital Group LLC
5,300	4.125%—08/01/2025[1]	5,508
		5,914
WATER UTILITIES—0.3%
	Essential Utilities Inc.
4,100	2.400%—05/01/2031	3,944
WIRELESS TELECOMMUNICATION SERVICES—0.1%
	Sprint Communications Inc.
800	6.000%—11/15/2022	825
TOTAL CORPORATE BONDS & NOTES
(Cost $430,769)		434,911

MORTGAGE PASS-THROUGH—9.5%
	Federal Home Loan Mortgage Corp.
6	2.285% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[3]	6
1	2.366% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.249) 06/01/2024[3]	1
5,857	2.700%—08/01/2023	5,855
341	3.500%—01/01/2026-02/01/2035	357
1,049	4.000%—03/01/2025-04/01/2048	1,110
174	4.500%—12/01/2040-09/01/2041	191
517	5.500%—02/01/2038-07/01/2038	589
1,859	6.000%—01/01/2029-05/01/2040	2,133
		10,242
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
16,949	1.208%—08/25/2022[3]	77
	Federal Home Loan Mortgage Corp. REMIC[9]
3,694	0.449% (1 Month USD LIBOR + 0.700) 08/15/2040-10/15/2040[3]	3,713
3	0.556% (1 Month USD LIBOR + 0.450) 11/15/2030[3]	3
3	8.000%—08/15/2022	3
		3,719
	Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
	Series T-63 Cl. 1A1
55	1.283% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[3]	56
	Series E3 Cl. A
14	3.755%—08/15/2032[3]	14
		70
	Federal National Mortgage Association
119	1.488% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[3]	121

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$273	1.943% (12 Month USD LIBOR + 1.693) 08/01/2035[3]	$275
20	1.945% (12 Month USD LIBOR + 1.695) 05/01/2035[3]	20
276	2.090% (12 Month USD LIBOR + 1.715) 06/01/2035[3]	289
5,040	2.310%—08/01/2022	5,046
4	3.000%—06/01/2022-11/01/2025	5
4,007	3.500%—12/01/2025-05/01/2035	4,189
3,937	4.000%—09/01/2023-02/01/2048	4,161
3,166	4.500%—11/01/2022-10/01/2042	3,378
1,292	5.000%—10/01/2031-06/01/2044	1,429
13,184	5.500%—01/01/2025-09/01/2041	14,865
4,208	6.000%—07/01/2023-06/01/2040	4,766
		38,544
	Federal National Mortgage Association REMIC[9]
	Series 2015-38 Cl. DF
2,268	0.409% (1 Month USD LIBOR + 0.310) 06/25/2055[3]	2,277
	Series 2006-5 Cl. 3A2
30	1.905%—05/25/2035[3]	31
	Series 2020-M1 Cl. A2
4,400	2.444%—10/25/2029	4,541
	Series 2011-98 Cl. ZL
38,032	3.500%—10/25/2041	38,832
	Series 2003-25 Cl. KP
272	5.000%—04/25/2033	296
	Series 2003-W1 Cl. 1A1
114	5.226%—12/25/2042[3]	121
		46,098
	Government National Mortgage Association
836	3.000%—11/15/2049	855
5,000	4.000%—09/15/2049-03/15/2050	5,404
25,331	5.000%—08/15/2033-06/15/2050	28,466
		34,725
	Government National Mortgage Association II
22	1.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 09/20/2023-07/20/2027[3]	22
47	1.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 10/20/2025-11/20/2029[3]	48
10	1.875% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[3]	11
161	2.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 08/20/2022-02/20/2032[3]	166
1,757	4.500%—02/20/2049	1,851
74	5.000%—01/20/2049	79
		2,177
TOTAL MORTGAGE PASS-THROUGH
(Cost $133,429)		135,652

MUNICIPAL BONDS—0.7%
	City of Chicago, IL
816	7.750%—01/01/2042	921
MUNICIPAL BONDS—Continued
Principal Amount		Value
	New Jersey Transportation Trust Fund Authority
$1,400	2.551%—06/15/2023	$1,421
	New York State Urban Development Corp.
3,900	1.496%—03/15/2027	3,797
	University of California
3,600	1.316%—05/15/2027	3,479
TOTAL MUNICIPAL BONDS
(Cost $9,699)		9,618

U.S. GOVERNMENT OBLIGATIONS—40.3%
	U.S. Treasury Bonds
54,700	1.375%—11/15/2040-08/15/2050	46,343
2,500	1.625%—11/15/2050	2,232
17,300	1.875%—02/15/2041-11/15/2051	16,462
32,500	2.500%—02/15/2045	34,297
7,300	2.875%—05/15/2043-08/15/2045	8,227
3,700	3.000%—02/15/2048	4,336
61,500	3.125%—08/15/2044	71,801
1,100	3.375%—05/15/2044	1,332
4,200	4.250%—05/15/2039	5,566
		190,596
	U.S. Treasury Notes
5,900	0.875%—01/31/2024	5,865
82,400	1.250%—12/31/2026[8]	81,009
189,500	1.375%—12/31/2028[8]	184,985
104,600	1.375%—11/15/2031	100,800
13,100	1.875%—07/31/2022[8]	13,190
		385,849
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $576,936)		576,445

SHORT-TERM INVESTMENTS—4.9%
U.S. TREASURY BILLS—4.9%
	U.S. Cash Management Bill
59,500	0.140%—03/29/2022†	59,489
1,180	0.200%—05/17/2022†,8	1,179
4,900	0.280%—05/31/2022†	4,895
		65,563
	U.S. Treasury Bills
4,946	0.055%—02/01/2022†	4,946
71	0.087%—03/24/2022†,8	71
		5,017
TOTAL SHORT-TERM INVESTMENTS
(Cost $70,579)		70,580
TOTAL INVESTMENTS—104.1%
(Cost $1,483,820)		1,488,722
CASH AND OTHER ASSETS, LESS LIABILITIES—(4.1)%		(58,628)
TOTAL NET ASSETS—100.0%		$1,430,094

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	$ 79,307	BRL 446,032	02/01/2022	$ 4,668
Citibank NA	$ 11,011	BRL 62,496	02/01/2022	756
Goldman Sachs Bank USA	$ 49,539	BRL 280,400	02/01/2022	3,251
HSBC Bank USA	$ 8,963	BRL 48,359	02/01/2022	141
JP Morgan Chase Bank NA	$ 63,043	BRL 349,029	02/01/2022	2,669
BNP Paribas SA	BRL 446,032	$ 78,316	02/01/2022	(5,658)
Citibank NA	BRL 62,496	$ 11,583	02/01/2022	(183)
Goldman Sachs Bank USA	BRL 280,400	$ 49,166	02/01/2022	(3,624)
HSBC Bank USA	BRL 48,359	$ 8,906	02/01/2022	(199)
JP Morgan Chase Bank NA	BRL 349,029	$ 64,690	02/01/2022	(1,021)
BNP Paribas SA	$ 15,222	GBP 11,135	02/01/2022	(246)
BNP Paribas SA	$ 1,168	GBP 876	02/17/2022	10
Deutsche Bank AG	$ 1,101	GBP 826	02/01/2022	10
HSBC Bank USA	$ 1,435	GBP 1,063	02/01/2022	(5)
NatWest Markets PLC	$ 64,958	GBP 48,214	02/01/2022	(116)
UBS AG	$ 91,287	GBP 67,289	02/17/2022	(800)
BNP Paribas SA	GBP 876	$ 1,188	02/17/2022	10
HSBC Bank PLC	GBP 1,928	$ 2,604	02/01/2022	11
UBS AG	GBP 67,289	$ 91,295	02/01/2022	798
UBS AG	GBP 67,289	$ 90,419	02/17/2022	(69)
UBS AG	$ 6,251	CLP 4,937,937	02/28/2022	(107)
UBS AG	CLP 4,937,937	$ 6,065	02/28/2022	(79)
Barclays Bank plc	$ 1,283	EUR 1,132	02/17/2022	(11)
BNP Paribas SA	$ 28,018	EUR 24,579	02/01/2022	(404)
BNP Paribas SA	$ 6,409	EUR 5,679	02/17/2022	(27)
HSBC Bank PLC	$ 7,586	EUR 6,722	02/01/2022	(34)
HSBC Bank USA	$ 35,032	EUR 30,909	02/17/2022	(296)
UBS AG	$ 792	EUR 699	02/01/2022	(7)
Barclays Bank plc	EUR 1,132	$ 1,283	02/01/2022	11
Barclays Bank plc	EUR 1,132	$ 1,285	02/17/2022	13
BNP Paribas SA	EUR 5,679	$ 6,436	02/17/2022	54
HSBC Bank USA	EUR 30,909	$ 35,020	02/01/2022	295
HSBC Bank USA	EUR 30,909	$ 35,478	02/17/2022	742
BNP Paribas SA	$ 30	INR 2,281	02/10/2022	—
JP Morgan Chase Bank NA	$ 29	INR 2,166	02/10/2022	—
BNP Paribas SA	INR 2,281	$ 31	02/10/2022	—
JP Morgan Chase Bank NA	INR 2,166	$ 29	02/10/2022	—
HSBC Bank USA	$ 1,358	JPY 156,356	02/17/2022	—
HSBC Bank USA	JPY 156,356	$ 1,358	02/01/2022	(1)
HSBC Bank USA	JPY 156,356	$ 1,375	02/17/2022	16
BNP Paribas SA	$ 4,318	MXN 89,526	02/01/2022	22
Goldman Sachs Bank USA	$ 2,903	MXN 59,847	02/01/2022	(2)
NatWest Markets PLC	$ 7,338	MXN 150,107	02/01/2022	(62)
BNP Paribas SA	MXN 89,526	$ 4,378	02/01/2022	39
BNP Paribas SA	MXN 89,526	$ 4,164	02/01/2022	(175)
Goldman Sachs Bank USA	MXN 59,847	$ 2,879	02/01/2022	(21)
Goldman Sachs Bank USA	MXN 59,847	$ 2,927	02/01/2022	26
Citibank NA	$ 12,694	ILS 39,499	02/01/2022	(216)
Deutsche Bank AG	$ 4,192	ILS 12,999	02/01/2022	(86)
Goldman Sachs Bank USA	$ 3,261	ILS 10,100	02/01/2022	(70)
HSBC Bank USA	$ 20,124	ILS 62,592	02/01/2022	(349)
Citibank NA	ILS 39,499	$ 12,657	02/01/2022	178
Citibank NA	ILS 39,499	$ 12,170	02/01/2022	(309)
Deutsche Bank AG	ILS 12,999	$ 4,075	02/01/2022	(32)
Deutsche Bank AG	ILS 12,999	$ 4,165	02/01/2022	58
Goldman Sachs Bank USA	ILS 20,200	$ 6,499	02/01/2022	117
BNP Paribas SA	$ 7,168	NOK 63,600	02/01/2022	(17)
BNP Paribas SA	$ 7,306	NOK 63,600	02/17/2022	(157)
Goldman Sachs Bank USA	$ 4,379	NOK 38,875	02/01/2022	(8)
Goldman Sachs Bank USA	$ 4,429	NOK 38,875	02/17/2022	(59)
BNP Paribas SA	NOK 63,600	$ 7,166	02/17/2022	17
Goldman Sachs Bank USA	NOK 38,875	$ 4,378	02/17/2022	8
Société Générale	NOK 57,405	$ 6,485	02/01/2022	31
UBS AG	NOK 45,055	$ 5,148	02/01/2022	82
Citibank NA	$ 8,871	PEN 32,588	02/01/2022	592

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	PEN 32,588	$ 7,801	02/01/2022	$(661)
Total Forward Currency Contracts				$(486)
REVERSE REPURCHASE AGREEMENTS — (0.2)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Payable for Reverse Repurchase Agreement (000s)
Barclays Bank PLC	(2.250)%	03/16/2021	02/01/2022	$3,347	$(3,347)
SALE-BUYBACK TRANSACTIONS — (1.3)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Barclays Capital Inc.	1.375%	01/31/2022	02/01/2022	$18,487	$(18,462)

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments and Forward Currency Contracts Schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2022.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2022 (000s)	Unrealized Gain/(Loss) as of 01/31/2022 (000s)
Preferred Stocks	$16,996	$—	$(17,140)	$—	$(604)	$748	$—	$—	$—	$—

Harbor Bond Fund (currently, Harbor Core Plus Fund)
Portfolio of Investments—Continued

†	Coupon represents yield to maturity
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $298,825 or 21% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2022. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	Step coupon security; the stated rate represents the rate in effect as of January 31, 2022.
5	MTN after the name of a security stands for Medium Term Note.
6
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date, except for perpetuity bonds.

7	Perpetuity bond; the maturity date represents the next callable date.
8
As of January 31, 2022, a portion of securities held by the Fund were pledged as collateral for exchange traded and centrally cleared derivatives, over-the-counter
(OTC) derivatives, forward commitments, or secured borrowings. The securities pledged had an aggregate value of $11,581or 1% of net assets.

9	REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	British Pound Sterling
ILS	New Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Convertible Securities Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Principal, Value and Cost Amounts in Thousands
CONVERTIBLE BONDS—98.7%
Principal Amount		Value
AEROSPACE & DEFENSE—0.4%
	Parsons Corp.
$840	0.250%—08/15/2025	$804
AIRLINES—2.0%
	Jetblue Airways Corp.
1,637	0.500%—04/01/2026[1]	1,574
	Southwest Airlines Co.
602	1.250%—05/01/2025	823
	Spirit Airlines Inc.
1,407	1.000%—05/15/2026	1,242
		3,639
AUTO COMPONENTS—0.4%
	LCI Industries Co.
600	1.125%—05/15/2026	589
	Patrick Industries Inc.
197	1.750%—12/01/2028[1]	187
		776
AUTOMOBILES—1.6%
	Ford Motor Co.
1,286	0.000%—03/15/2026[1,2]	1,751
	Winnebago Industries Inc.
1,079	1.500%—04/01/2025	1,290
		3,041
BANKS—0.4%
	Bank of America Finance LLC MTN[3]
643	0.250%—05/01/2023	697
BIOTECHNOLOGY—4.3%
	BioMarin Pharmaceutical Inc.
2,515	0.599%—08/01/2024	2,630
	Coherus Biosciences Inc.
586	1.500%—04/15/2026	573
	Exact Sciences Corp.
756	0.375%—03/15/2027	759
44	1.000%—01/15/2025	57
		816
	Halozyme Therapeutics Inc.
820	0.250%—03/01/2027[1]	711
	Ionis Pharmaceuticals Inc.
560	0.125%—12/15/2024	505
	Ironwood Pharmaceuticals Inc.
460	0.750%—06/15/2024	505
451	1.500%—06/15/2026	504
		1,009
	Neurocrine Biosciences Inc.
414	2.250%—05/15/2024	502
	Qiagen NV
1,200	0.000%—12/17/2027[2]	1,203
		7,949
CAPITAL MARKETS—0.1%
	Ares Capital Corp.
233	4.625%—03/01/2024	275
COMMUNICATIONS EQUIPMENT—0.8%
	Lumentum Holdings Inc.
1,237	0.500%—12/15/2026	1,491
CONVERTIBLE BONDS—Continued
Principal Amount		Value
CONSUMER FINANCE—1.7%
	LendingTree Inc.
$1,254	0.500%—07/15/2025	$1,056
	SoFi Technologies Inc.
975	0.000%—10/15/2026[1,2]	908
	Upstart Holdings Inc.
1,294	0.250%—08/15/2026[1]	1,125
		3,089
DIVERSIFIED CONSUMER SERVICES—1.9%
	Chegg Inc.
2,380	0.000%—09/01/2026[2]	1,932
	Stride Inc.
1,563	1.125%—09/01/2027	1,592
		3,524
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
	Liberty Latin America Ltd.
647	2.000%—07/15/2024	624
ELECTRICAL EQUIPMENT—0.7%
	Itron Inc.
975	0.000%—03/15/2026[1,2]	875
	Sunrun Inc.
607	0.000%—02/01/2026[1,2]	457
		1,332
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
	II-VI Inc.
459	0.250%—09/01/2022	636
	Insight Enterprises Inc.
1,217	0.750%—02/15/2025	1,761
		2,397
ENTERTAINMENT—3.8%
	IMAX Corp.
2,405	0.500%—04/01/2026[1]	2,284
	Live Nation Entertainment Inc.
1,499	2.000%—02/15/2025	1,875
313	2.500%—03/15/2023	523
		2,398
	Zynga Inc.
1,505	0.000%—12/15/2026[2]	1,540
687	0.250%—06/01/2024	832
		2,372
		7,054
FOOD PRODUCTS—0.5%
	Beyond Meat Inc.
1,372	0.000%—03/15/2027[1,2]	945
HEALTH CARE EQUIPMENT & SUPPLIES—5.0%
	CONMED Corp.
649	2.625%—02/01/2024	1,051
	Dexcom Inc.
2,690	0.250%—11/15/2025	2,874
	Insulet Corp.
993	0.375%—09/01/2026	1,266
	Integra Lifesciences Holdings Corp.
773	0.500%—08/15/2025	826
	Novocure Ltd.
626	0.000%—11/01/2025[2]	555

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
	Nuvasive Inc.
$1,052	0.375%—03/15/2025	$992
983	1.000%—06/01/2023	993
		1,985
	Tandem Diabetes Care Inc.
556	1.500%—05/01/2025[1]	708
		9,265
HEALTH CARE PROVIDERS & SERVICES—0.3%
	Guardant Health Inc.
747	0.000%—11/15/2027[2]	639
HEALTH CARE TECHNOLOGY—1.9%
	Allscripts Healthcare Solutions Inc.
1,209	0.875%—01/01/2027	1,929
	Teladoc Health Inc.
1,686	1.250%—06/01/2027	1,507
		3,436
HOTELS, RESTAURANTS & LEISURE—9.1%
	Airbnb Inc.
1,539	0.000%—03/15/2026[1,2]	1,466
	Booking Holdings Inc.
938	0.750%—05/01/2025	1,405
	DraftKings Inc.
2,408	0.000%—03/15/2028[1,2]	1,845
	Expedia Group Inc.
1,355	0.000%—02/15/2026[1,2]	1,590
	Huazhu Group Ltd.
1,145	3.000%—05/01/2026	1,354
	Marriott Vacations Worldwide Corp.
1,614	0.000%—01/15/2026[1,2]	1,817
408	1.500%—09/15/2022	479
		2,296
	NCL Corp Ltd.
1,465	1.125%—02/15/2027[1]	1,400
	Royal Caribbean Cruises Holdings Co.
693	2.875%—11/15/2023	825
	Shake Shack Inc.
1,367	0.000%—03/01/2028[1,2]	1,138
	The Cheesecake Factory Inc.
1,429	0.375%—06/15/2026	1,266
	Vail Resorts Inc.
2,219	0.000%—01/01/2026[2]	2,234
		16,819
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
	Nextera Energy Partners LP
1,132	0.000%—11/15/2025[1,2]	1,179
INTERACTIVE MEDIA & SERVICES—5.2%
	IAC FinanceCo 3 Inc.
378	2.000%—01/15/2030[1]	592
	J2 Global Inc.
1,352	1.750%—11/01/2026[1]	1,624
	Liberty Tripadvisor Holdings Inc.
1,170	0.500%—06/30/2051[1]	958
	Snap Inc.
1,714	0.000%—05/01/2027[1,2]	1,479
	Spotify USA Inc.
1,361	0.000%—03/15/2026[1,2]	1,194
CONVERTIBLE BONDS—Continued
Principal Amount		Value
INTERACTIVE MEDIA & SERVICES—Continued
	Tripadvisor Inc.
$939	0.250%—04/01/2026[1]	$820
	Twitter Inc.
1,683	0.000%—03/15/2026[1,2]	1,498
609	0.250%—06/15/2024	642
		2,140
	Zillow Group Inc.
779	2.750%—05/15/2025	905
		9,712
INTERNET & DIRECT MARKETING RETAIL—2.3%
	Etsy Inc.
682	0.125%—09/01/2027	764
1,046	0.250%—06/15/2028[1]	1,038
		1,802
	Fiverr International Ltd.
1,421	0.000%—11/01/2025[2]	1,247
	Wayfair Inc.
1,438	0.625%—10/01/2025	1,267
		4,316
IT SERVICES—6.5%
	Affirm Holdings Inc.
313	0.000%—11/15/2026[1,2]	247
	Akamai Technologies Inc.
234	0.125%—05/01/2025	301
1,625	0.375%—09/01/2027	1,866
		2,167
	Block Inc.
1,424	0.250%—11/01/2027	1,333
	DigitalOcean Holdings Inc.
2,026	0.000%—12/01/2026[1,2]	1,644
	Euronet Worldwide Inc.
1,858	0.750%—03/15/2049	2,070
	Okta Inc.
1,338	0.375%—06/15/2026	1,496
	Perficient Inc.
190	0.125%—11/15/2026[1]	168
	Shift4 Payments Inc.
499	0.000%—12/15/2025[1,2]	503
112	0.500%—08/01/2027[1]	95
		598
	Shopify Inc.
999	0.125%—11/01/2025	1,068
	Wix.com Ltd.
1,375	0.000%—08/15/2025[2]	1,224
		12,015
LEISURE PRODUCTS—0.7%
	Peloton Interactive Inc.
1,416	0.000%—02/15/2026[1,2]	1,219
LIFE SCIENCES TOOLS & SERVICES—1.0%
	Illumina Inc.
1,154	0.000%—08/15/2023[2]	1,283
	Repligen Corp.
269	0.375%—07/15/2024	484
		1,767

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
MACHINERY—2.2%
	Greenbrier Cos. Inc.
$1,735	2.875%—04/15/2028[1]	$1,780
	John Bean Technologies Corp.
340	0.250%—05/15/2026[1]	348
	Meritor Inc.
1,773	3.250%—10/15/2037	1,885
		4,013
MEDIA—5.4%
	Cable One Inc.
944	0.000%—03/15/2026[1,2]	855
	Dish Network Corp.
792	0.000%—12/15/2025[2]	776
3,061	3.375%—08/15/2026	2,857
		3,633
	Liberty Broadband Corp.
514	1.250%—09/30/2050[1]	503
1,124	2.750%—09/30/2050[1]	1,134
		1,637
	Liberty Media Corp.
702	1.000%—01/30/2023	1,156
251	1.375%—10/15/2023	345
2,042	2.125%—03/31/2048[1]	2,106
		3,607
	Pandora Media LLC
269	1.750%—12/01/2023	307
		10,039
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.7%
	Blackstone Mortgage Trust Inc.
1,286	4.750%—03/15/2023	1,330
OIL, GAS & CONSUMABLE FUELS—2.5%
	Equities Corp.
773	1.750%—05/01/2026	1,260
	Pioneer Natural Resources Co.
717	0.250%—05/15/2025	1,490
	Total SA MTN[3]
1,800	0.500%—12/02/2022	1,913
		4,663
PERSONAL PRODUCTS—0.2%
	Herbalife Nutrition Ltd.
316	2.625%—03/15/2024	321
PHARMACEUTICALS—2.4%
	Jazz Investments I Ltd.
2,700	1.500%—08/15/2024	2,756
1,059	2.000%—06/15/2026	1,243
		3,999
	Supernus Pharmaceuticals Inc.
448	0.625%—04/01/2023	447
		4,446
PROFESSIONAL SERVICES—1.1%
	FTI Consulting Inc.
660	2.000%—08/15/2023	983
	KBR Inc.
632	2.500%—11/01/2023	1,106
		2,089
CONVERTIBLE BONDS—Continued
Principal Amount		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
	Opendoor Technologies Inc.
$951	0.250%—08/15/2026[1]	$796
	Realogy Group LLC / Realogy Co.-Issuer Corp.
1,012	0.250%—06/15/2026[1]	979
	Redfin Corp.
827	0.000%—10/15/2025[2]	684
860	0.500%—04/01/2027[1]	640
		1,324
		3,099
ROAD & RAIL—0.7%
	Uber Technologies Inc.
1,413	0.000%—12/15/2025[2]	1,330
SEMICONDUCTORS & SEMICONDUCTOR—0.6%
	Solaredge Technologies Inc.
956	0.000%—09/15/2025[2]	1,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.6%
	Enphase Energy Inc.
2,186	0.000%—03/01/2026-03/01/2028[1,2]	2,016
	MACOM Technology Solutions Holdings Inc.
810	0.250%—03/15/2026[1]	841
	Microchip Technology Inc.
1,280	0.125%—11/15/2024	1,525
	ON Semiconductor Corp.
915	0.000%—05/01/2027[1,2]	1,226
	Silicon Laboratories Inc.
791	0.625%—06/15/2025	1,166
	STMicroelectronics NV
1,400	0.000%—08/04/2025[2]	1,756
		8,530
SOFTWARE—21.5%
	Alarm.com Holdings Inc.
1,392	0.000%—01/15/2026[2]	1,217
	Altair Engineering Inc.
298	0.250%—06/01/2024	425
	Alteryx Inc.
326	1.000%—08/01/2026	287
	Avalara Inc.
1,003	0.250%—08/01/2026[1]	894
	Bentley Systems Inc.
918	0.125%—01/15/2026[1]	871
947	0.375%—07/01/2027[1]	817
		1,688
	Blackline Inc.
1,797	0.000%—03/15/2026[1,2]	1,597
	Box Inc.
1,577	0.000%—01/15/2026[2]	1,830
	Ceridian HCM Holding Inc.
851	0.250%—03/15/2026[1]	784
	Coupa Software Inc.
944	0.375%—06/15/2026	846
	CyberArk Software Ltd.
1,599	0.000%—11/15/2024[2]	1,784
	Datadog Inc.
486	0.125%—06/15/2025	835
	DocuSign Inc.
995	0.000%—01/15/2024[2]	946
	Dropbox Inc.
2,278	0.000%—03/01/2026-03/01/2028[1,2]	2,229

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Envestnet Inc.
$1,943	0.750%—08/15/2025[1]	$1,882
	FireEye Inc.
653	0.875%—06/01/2024	651
	Five9 Inc.
268	0.500%—06/01/2025	314
	InterDigital Inc.
612	2.000%—06/01/2024	652
	Jamf Holding Corp.
1,501	0.125%—09/01/2026[1]	1,467
	New Relic Inc.
160	0.500%—05/01/2023	188
	NICE Ltd.
1,472	0.000%—09/15/2025[2]	1,630
	NortonLifeLock Inc.
570	2.000%—08/15/2022[1]	740
	Palo Alto Networks Inc.
507	0.750%—07/01/2023	993
	Pegasystems Inc.
1,823	0.750%—03/01/2025	1,847
	Q2 Holdings Inc.
675	0.125%—11/15/2025	591
563	0.750%—06/01/2026	582
		1,173
	Rapid7 Inc.
1,153	0.250%—03/15/2027[1]	1,315
317	2.250%—05/01/2025	534
		1,849
	RingCentral Inc.
2,484	0.000%—03/01/2025-03/15/2026[2]	2,249
	Splunk Inc.
2,040	0.500%—09/15/2023	2,230
1,729	1.125%—06/15/2027	1,579
		3,809
	Unity Software Inc.
656	0.000%—11/15/2026[1,2]	551
	Verint Systems Inc.
576	0.250%—04/15/2026[1]	601
	Vonage Holdings Corp.
410	1.750%—06/01/2024	551
	Workiva Inc.
263	1.125%—08/15/2026	431
	Zendesk Inc.
1,663	0.625%—06/15/2025	1,927
	Zscaler Inc.
516	0.125%—07/01/2025	935
		39,802
SPECIALTY RETAIL—1.4%
	American Eagle Outfitters Inc.
261	3.750%—04/15/2025	720
	Burlington Stores Inc.
1,191	2.250%—04/15/2025	1,558
	National Vision Holdings
229	2.500%—05/15/2025	341
		2,619
CONVERTIBLE BONDS—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
	Pure Storage Inc.
$1,357	0.125%—04/15/2023	$1,599
TOTAL CONVERTIBLE BONDS
(Cost $180,325)		183,003
TOTAL INVESTMENTS—98.7%
(Cost $180,325)		183,003
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		2,500
TOTAL NET ASSETS—100.0%		$185,503

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $62,011 or 33% of net assets.

2	Zero coupon bond
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Principal, Value and Cost Amounts in Thousands
ASSET-BACKED SECURITIES—9.3%
Principal Amount		Value
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
$385	1.937%—08/15/2046[1]	$371
	AMSR Trust
	Series 2021-SFR3 Cl. A
410	1.476%—10/17/2038[1]	394
	CF Hippolyta Issuer LLC
	Series 2020-1 Cl. A1
312	1.690%—07/15/2060[1]	305
	DB Master Finance LLC
	Series 2021-1A Cl. A23
713	2.791%—11/20/2051[1]	702
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
395	2.662%—04/25/2051[1]	392
	FirstKey Homes Trust
	Series 2020-SFR2 Cl. A
363	1.266%—10/19/2037[1]	351
	Ford Credit Auto Owner Trust
	Series 2020-1 Cl. A
500	2.040%—08/15/2031[1]	505
	Home Partners of America Trust
	Series 2020-2 Cl. A
293	1.532%—01/17/2041[1]	280
	Series 2021-2 Cl. A
460	1.901%—12/17/2026[1]	452
		732
	Navient Private Education Refi Loan Trust
	Series 2021-A Cl. A
184	0.840%—05/15/2069[1]	181
	Series 2021-BA Cl. A
379	0.940%—07/15/2069[1]	371
		552
	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A Cl. A1
342	1.850%—11/20/2050[1]	335
	Series 2021-1A Cl. A2
354	1.930%—01/20/2051[1]	339
		674
	Palmer Square CLO Ltd.[2]
	Series 2013 Cl. 2A
447	1.248% (3 Month USD LIBOR + 1.113) 10/17/2031[1,3]	447
	Progress Residential Trust
	Series 2021-SFR1 Cl. A
385	1.052%—04/17/2038[1]	367
	Series 2019-SFR3 Cl. A
442	2.271%—09/17/2036[1]	443
		810
	Sabey Data Center Issuer LLC
	Series 2020-1 Cl. A2
202	3.812%—04/20/2045[1]	208
	Stack Infrastructure Issuer LLC
	Series 2021-1A Cl. A2
613	1.877%—03/26/2046[1]	594
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	187
		781
	Store Master Funding I-VII
	Series 2019-1 Cl. A1
165	2.820%—11/20/2049[1]	164
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2018-1A Cl. A1
$196	3.960%—10/20/2048[1]	$199
		363
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2II
385	2.294%—08/25/2051[1]	370
	Vantage Data Centers LLC
	Series 2020-1A Cl. A2
567	1.645%—09/15/2045[1]	548
	Series 2020-2A Cl. A2
251	1.992%—09/15/2045	243
		791
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
676	2.370%—06/15/2051[1]	651
	Series 2019-1A Cl. A2I
164	3.783%—06/15/2049[1]	170
		821
TOTAL ASSET-BACKED SECURITIES
(Cost $9,772)		9,569

COLLATERALIZED MORTGAGE OBLIGATIONS—9.9%
	BANK 2021-BNK36
	Series 2021-BN36 Cl. A5
689	2.470%—09/15/2064	686
	Barclays Commerical Mortgage Securities LLC
	Series 2012-C2 Cl. A4
517	3.525%—05/10/2063	518
	Benchmark Mortgage Trust
	Series 2021-B26 Cl. A3
387	2.391%—06/15/2054	385
	Series 2019-B15 Cl. A5
212	2.928%—12/15/2072	218
		603
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
403	0.806% (1 Month USD LIBOR + 0.951) 09/15/2036[1,3]	402
	Series 2019-XL Cl. A
466	1.026% (1 Month USD LIBOR + 1.066) 10/15/2036[1,3]	467
		869
	CIM Trust Corp.
	Series 2020-INV1 Cl. A2
109	2.500%—04/25/2050[1,3]	109
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR14 Cl. A2
8	3.147%—02/10/2047	8
	Series 2014-CR21 Cl. A3
239	3.528%—12/10/2047	245
	Series 2014-UBS3 Cl. A3
443	3.546%—06/10/2047	453
		706
	Flagstar Mortgage Trust
	Series 2021-8INV Cl. A3
366	2.500%—09/25/2051	359
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2020-2 Cl. MA
190	2.000%—11/25/2059	190
	Series 2020-3 Cl. MA
218	2.000%—05/25/2060	217

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2021-1 Cl. MA
$306	2.000%—09/25/2060	$303
	Series 2021-3 Cl. MA
478	2.000%—03/25/2061	476
	Series 2020-1 Cl. MA
208	2.500%—08/25/2059	209
	Series 2018-1 Cl. MA
146	3.000%—05/25/2057	149
	Series 2018-4 Cl. MA
441	3.500%—03/25/2058	452
	Series 2019-2 Cl. MA
227	3.500%—08/25/2058	234
		2,230
	FRESB Mortgage Trust
	Series 2019-SB63 Cl. A5H
300	2.550% (1 Month USD LIBOR + 0.390) 02/25/2039[3]	303
	GS Mortgage Backed Securities Trust
	Series 2020-INV1 Cl. A14
207	2.958%—10/25/2050[1,3]	208
	Series 2020-PJ4 Cl. A2
133	3.000%—01/25/2051[1,3]	134
		342
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Cl. A4
25	3.377%—05/10/2045	24
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
105	0.806% (1 Month USD LIBOR + 2.496) 03/17/2037[1,3]	105
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
197	2.816%—11/15/2048	197
	Series 2019-C6 Cl. A4
351	3.057%—11/13/2052	364
		561
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2019-COR5 Cl. A2
635	3.150%—06/13/2052	646
	Series 2012-CBX Cl. A4
48	3.483%—06/15/2045	48
		694
	MetLife Securitization Trust
	Series 2020-INV1 Cl. A2A
169	2.500%—05/25/2050[1,3]	170
	PSMC Trust
	Series 2021-2 Cl. A3
526	2.500%—05/25/2051[1,3]	525
	Series 2020-2 Cl. A2
76	3.000%—05/25/2050[1,3]	76
		601
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
334	1.499%—07/17/2038[1]	324
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Cl. A5
639	2.626%—04/15/2054	643
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Wells Fargo Mortgage Backed Securities Trust
	Series 2021-INV1 Cl. A2
$407	2.500%—08/25/2051[1,3]	$400
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,480)		10,247

CORPORATE BONDS & NOTES—31.4%
AEROSPACE & DEFENSE—1.7%
	BAE Systems Holdings Inc.
400	3.400%—04/15/2030[1]	414
369	3.800%—10/07/2024[1]	386
		800
	Lockheed Martin Corp.
148	2.800%—06/15/2050	138
175	4.700%—05/15/2046	215
		353
	Northrop Grumman Corp.
228	5.250%—05/01/2050	300
	Textron Inc.
280	3.000%—06/01/2030	281
		1,734
AIR FREIGHT & LOGISTICS—0.3%
	FedEx Corp.
200	4.050%—02/15/2048	212
	United Parcel Service Inc.
53	5.300%—04/01/2050	74
		286
AIRLINES—1.3%
	Air Canada Pass-Through Trust
216	3.600%—03/15/2027[1]	214
	Delta Air Lines Pass-Through Trust
258	3.625%—07/30/2027	268
	United Airlines Pass-Through Trust
165	3.100%—07/07/2028	169
697	4.000%—04/11/2026	722
		891
		1,373
AUTOMOBILES—0.7%
	General Motors Co.
188	5.400%—10/02/2023	199
	Hyundai Capital America Co.
358	5.750%—04/06/2023[1]	375
	Toyota Motor Credit Corp. MTN[4]
147	3.375%—04/01/2030	157
		731
BANKS—3.2%
	Bank of America Corp. MTN[4]
380	3.500%—04/19/2026	401
156	4.330%—03/15/2050[5]	180
		581
	Citigroup Inc.
327	2.520%—11/03/2032	315
321	3.400%—05/01/2026	338

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
$129	3.520%—10/27/2028[5]	$135
209	4.412%—03/31/2031[5]	230
		1,018
	JPMorgan Chase & Co.
366	4.203%—07/23/2029[5]	396
250	4.493%—03/24/2031[5]	280
		676
	Lloyds Banking Group plc
300	2.438% (U.S. Treasury 1 Year Constant Maturity Yield + 0.911) 02/05/2026[3]	301
	PNC Bank NA
250	3.500%—06/08/2023	258
	Toronto Dominion Bank MTN[4]
460	0.750%—09/11/2025	441
		3,275
BEVERAGES—0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
268	4.900%—02/01/2046	317
	Coca-Cola Co.
200	3.000%—03/05/2051	197
		514
BIOTECHNOLOGY—0.3%
	Abbvie Inc.
230	4.500%—05/14/2035	260
CAPITAL MARKETS—3.9%
	Apollo Management Holdings LP
190	4.000%—05/30/2024[1]	199
	Blackstone Holdings Finance Co. LLC
173	2.800%—09/30/2050[1]	153
155	3.150%—10/02/2027[1]	160
216	3.500%—09/10/2049[1]	218
		531
	Credit Suisse Group AG
291	1.305%—02/02/2027[1,5]	275
	Goldman Sachs Group Inc.
221	3.800%—03/15/2030	235
	KKR Group Finance Co. II LLC
219	5.500%—02/01/2043[1]	276
	KKR Group Finance Co. III LLC
110	5.125%—06/01/2044[1]	134
	Macquarie Group Ltd.
363	1.340%—01/12/2027[1,5]	348
	Macquarie Group Ltd. MTN[4]
250	4.150%—03/27/2024[1,5]	257
	Moody's Corp.
188	2.550%—08/18/2060	153
216	3.100%—11/29/2061	197
		350
	Morgan Stanley MTN[4]
495	3.125%—07/27/2026	513
215	3.622%—04/01/2031[5]	227
192	3.875%—01/27/2026	204
		944
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	State Street Corp.
$80	2.901%—03/30/2026[5]	$82
75	3.152%—03/30/2031[5]	79
		161
	UBS Group AG
300	4.125%—04/15/2026[1]	321
		4,031
COMMUNICATIONS EQUIPMENT—0.3%
	Juniper Networks Inc.
275	1.200%—12/10/2025	267
CONSUMER FINANCE—0.7%
	Capital One Financial Corp.
340	3.300%—10/30/2024	353
	General Motors Financial Co. Inc.
334	4.150%—06/19/2023	345
	Mastercard Inc.
51	3.850%—03/26/2050	57
		755
DIVERSIFIED FINANCIAL SERVICES—0.7%
	Cooperatieve Rabobank U.A.
400	3.875%—09/26/2023[1]	416
	Ferguson Finance plc
310	3.250%—06/02/2030[1]	318
		734
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
	AT&T Inc.
504	1.381% (3 Month USD LIBOR + 0.499) 06/12/2024[3]	514
236	3.500%—06/01/2041	231
		745
	Verizon Communications Inc.
122	4.500%—08/10/2033	138
		883
ELECTRIC UTILITIES—2.8%
	Berkshire Hathaway Energy Co.
145	4.050%—04/15/2025	155
395	6.125%—04/01/2036	520
		675
	CenterPoint Energy Inc.
301	1.450%—06/01/2026	292
	Duke Energy Carolinas, LLC
81	3.950%—03/15/2048	89
	Eversource Energy
200	2.750%—03/15/2022	200
150	2.900%—10/01/2024	153
		353
	Exelon Corp.
62	4.700%—04/15/2050	74
278	5.100%—06/15/2045	339
		413
	Southern Co.
330	3.250%—07/01/2026	345
228	4.250%—07/01/2036	245
		590

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Virginia Electric & Power Co.
$235	3.150%—01/15/2026	$244
	Xcel Energy Inc.
170	3.400%—06/01/2030	179
		2,835
ENTERTAINMENT—0.1%
	Walt Disney Co.
124	4.700%—03/23/2050	153
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
	Boston Properties LP
358	4.500%—12/01/2028	396
	Digital Realty Trust LP
93	3.600%—07/01/2029	97
278	3.700%—08/15/2027	296
		393
	Federal Realty Investment Trust
393	1.250%—02/15/2026	378
		1,167
HEALTH CARE PROVIDERS & SERVICES—1.9%
	Cigna Corp.
375	3.400%—03/01/2027	392
	CommonSpirit Health
175	3.910%—10/01/2050	185
172	4.187%—10/01/2049	189
		374
	CVS Pass-Through Trust
189	5.773%—01/10/2033[1]	215
102	5.880%—01/10/2028	112
353	8.353%—07/10/2031[1]	441
		768
	PeaceHealth Obligated Group
440	1.375%—11/15/2025	431
		1,965
HOTELS, RESTAURANTS & LEISURE—0.2%
	McDonald's Corp. MTN[4]
175	3.500%—07/01/2027	185
INSURANCE—2.1%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	450
	American International Group Inc.
355	4.125%—02/15/2024	373
	Equitable Financial Life Global Funding
325	1.400%—07/07/2025[1]	317
	Five Corners Funding Trust
150	4.419%—11/15/2023[1]	157
	Liberty Mutual Group Inc.
300	4.569%—02/01/2029[1]	338
	Lincoln National Corp.
206	3.400%—01/15/2031	216
133	3.625%—12/12/2026	141
		357
	Mass Mutual Life Insurance Co.
130	3.375%—04/15/2050[1]	130
		2,122
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INTERNET & DIRECT MARKETING RETAIL—0.3%
	Amazon.com Inc.
$301	3.250%—05/12/2061	$299
MEDIA—1.1%
	Charter Communications Operating LLC / Charter Communications Operating Capital
368	6.384%—10/23/2035	450
	Comcast Corp.
106	3.300%—04/01/2027	111
302	3.400%—04/01/2030	320
		431
	COX Communications Inc.
300	1.800%—10/01/2030[1]	273
		1,154
MULTI-UTILITIES—0.2%
	WEC Energy Group Inc.
268	1.375%—10/15/2027	253
OIL, GAS & CONSUMABLE FUELS—2.0%
	Chevron Corp.
139	1.995%—05/11/2027	139
	Dominion Energy Gas Holdings LLC
130	2.500%—11/15/2024	133
	Dominion Energy Inc.
230	5.250%—08/01/2033	272
	Exxon Mobil Corp.
221	2.992%—03/19/2025	228
	Occidental Petroleum Corp.
779	0.000%—10/10/2036[6]	422
	Phillips 66 Partners LP
147	3.605%—02/15/2025	153
	Schlumberger Holdings Corp.
192	3.900%—05/17/2028[1]	203
	Southern Co. Gas Capital Corp.
170	1.750%—01/15/2031	154
	Sunoco Logistics Partners Operations LP
375	3.900%—07/15/2026	393
		2,097
PHARMACEUTICALS—0.2%
	Pfizer Inc.
227	2.550%—05/28/2040	212
PROFESSIONAL SERVICES—0.5%
	Verisk Analytics Inc.
460	3.625%—05/15/2050	469
ROAD & RAIL—1.2%
	Canadian National Railway Co.
132	3.650%—02/03/2048	143
	Canadian Pacific Railway Co.
140	6.125%—09/15/2115	196
	Norfolk Southern Corp.
240	4.837%—10/01/2041	288
	Penske Truck Leasing Co. LP / PTL Finance Corp.
380	3.900%—02/01/2024[1]	395
	Ryder System Inc. MTN[4]
237	3.650%—03/18/2024	246
		1,268

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
	Broadcom Inc.
$202	4.110%—09/15/2028	$215
	LAM Research Corp.
80	2.875%—06/15/2050	75
	NXP BV / NXP Funding LLC
251	4.625%—06/01/2023[1]	261
	NXP BV / NXP Funding LLC / NXP USA Inc.
195	2.700%—05/01/2025[1]	198
		749
SOFTWARE—0.6%
	Oracle Corp.
333	2.500%—04/01/2025	336
253	3.950%—03/25/2051	239
		575
SPECIALTY RETAIL—0.3%
	Home Depot Inc.
170	3.300%—04/15/2040	173
	Lowe's Cos. Inc.
77	3.700%—04/15/2046	79
49	5.000%—04/15/2040	58
		137
		310
TRADING COMPANIES & DISTRIBUTORS—1.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
426	3.000%—10/29/2028	418
272	4.125%—07/03/2023	280
		698
	Air Lease Corp.
374	3.875%—07/03/2023	385
	Ferguson Finance plc
236	4.500%—10/24/2028[1]	260
		1,343
WATER UTILITIES—0.2%
	Aquarion Co.
178	4.000%—08/15/2024[1]	185
WIRELESS TELECOMMUNICATION SERVICES—0.1%
	T-Mobile USA Inc.
102	3.500%—04/15/2025	106
TOTAL CORPORATE BONDS & NOTES
(Cost $31,597)		32,290

MORTGAGE PASS-THROUGH—26.0%
	Federal Home Loan Mortgage Corp.
219	1.903%—06/01/2047[3]	227
529	2.000%—06/01/2050-08/01/2050	519
1,780	2.500%—06/01/2050-10/01/2050	1,781
2,612	3.000%—11/01/2043-09/01/2050	2,703
3,148	3.500%—05/01/2042-05/01/2050	3,317
478	4.000%—02/01/2046-05/01/2049	510
188	4.500%—03/01/2049	201
		9,258
	Federal National Mortgage Association
2,854	2.000%—08/01/2050-03/01/2051	2,794
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$203	2.324%—12/01/2036[3]	$214
1,161	2.500%—06/01/2050-11/01/2051	1,166
268	2.555%—04/01/2047[3]	278
3,628	3.000%—12/01/2040-04/01/2051	3,732
1,708	3.500%—09/01/2049-09/01/2051	1,789
2,802	4.000%—04/01/2045-04/01/2050	3,000
1,618	4.500%—05/01/2046-09/01/2050	1,754
		14,727
	Government National Mortgage Association
1,024	2.500%—01/20/2051	1,047
468	4.000%—09/20/2041-09/15/2046	512
1,086	4.500%—01/15/2042-08/20/2047	1,186
		2,745
TOTAL MORTGAGE PASS-THROUGH
(Cost $27,159)		26,730

MUNICIPAL BONDS—2.2%
	City & County of Denver Co. Airport System
375	1.722%—11/15/2027	370
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	196
	New York State Urban Development Corp.
555	5.770%—03/15/2039	664
	Port Authority of New York and New Jersey
555	1.086%—07/01/2023	554
	State of California
300	7.500%—04/01/2034	449
TOTAL MUNICIPAL BONDS
(Cost $2,139)		2,233

U.S. GOVERNMENT OBLIGATIONS—20.5%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
109	2.510%—03/01/2032	110
	Series 2017-20H Cl. 1
136	2.750%—08/01/2037	140
	Series 2014-20K Cl. 1
228	2.800%—11/01/2034	232
	Series 2016-20L Cl. 1
838	2.810%—12/01/2036	869
	Series 2015-20H Cl. 1
276	2.820%—08/01/2035	283
	Series 2017-20J Cl. 1
202	2.850%—10/01/2037	210
	Series 2018-20B Cl. 1
255	3.220%—02/01/2038	269
	Series 2018-20G Cl. 1
353	3.540%—07/01/2038	376
		2,489
	U.S. Treasury Bonds
3,190	1.125%—08/15/2040	2,682
593	1.375%—08/15/2050	498
2,198	1.750%—08/15/2041	2,048
3,090	1.875%—02/15/2041-02/15/2051	2,935
1,573	2.000%—08/15/2051	1,535
		9,698

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Inflation Index Notes[7]
$477	0.125%—01/15/2030	$516
77	1.000%—02/15/2049	102
		618
	U.S. Treasury Notes
5,999	0.625%—07/31/2026	5,749
2,631	1.250%—08/15/2031	2,511
		8,260
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $21,382)		21,065
TOTAL INVESTMENTS—99.3%
(Cost $102,529)		102,134
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		730
TOTAL NET ASSETS—100.0%		$102,864

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2022 (000s)	Unrealized Gain/(Loss) as of 01/31/2022 (000s)
Asset-Backed Securities	$465	$—	$—	$(5)	$—	$(8)	$—	$(452)	$—	$—

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $20,533 or 20% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2022. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	MTN after the name of a security stands for Medium Term Note.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6	Zero coupon bond
7	Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
h	Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Principal, Value and Cost Amounts in Thousands
BANK LOAN OBLIGATIONS—5.2%
Principal Amount		Value
AIRLINES—0.3%
	AAdvantage Loyalty IP Ltd.
	Term Loan
$777	5.500% (LIBOR Floor + 4.750) 04/20/2028[1]	$808
CONTAINERS & PACKAGING—0.5%
	Mauser Packaging Solutions Holding Co.
	Term Loan B
1,709	3.354% (1 Month USD LIBOR + 3.250) 04/03/2024[1]	1,695
ENTERTAINMENT—0.5%
	UFC Holdings LLC
	Term Loan B
306	3.500% (LIBOR Floor + 2.750) 04/29/2026[1]	304
	William Morris Endeavor Entertainment LLC
	First-Lien Term Loan B
1,113	2.860% (1 Month USD Libor + 2.750) 05/18/2025[1]	1,095
		1,399
HEALTH CARE PROVIDERS & SERVICES—0.2%
	ADMI Corp.
	Term Loan B2
593	3.875% (LIBOR Floor + 3.375) 12/23/2027[1]	590
HEALTH CARE TECHNOLOGY—0.3%
	Milano Acquisition Corp.
	Term Loan B
429	4.750% (LIBOR Floor + 4.000) 10/01/2027[1]	430
	MPH Acquisition Holdings LLC
	Term Loan B
343	4.750% (LIBOR Floor + 4.250) 09/01/2028[1]	334
	Verscend Holding Corp.
	Term Loan B
265	4.105% (1 Month USD LIBOR + 4.000) 08/27/2025[1]	266
		1,030
INSURANCE—0.3%
	Asurion LLC
	Second Lien Term Loan B4
716	5.355% (1 Month USD LIBOR + 5.250) 01/15/2029[1]	718
	Term Loan B3
249	5.355% (1 Month USD LIBOR + 5.250) 02/03/2028[1]	250
		968
INTERACTIVE MEDIA & SERVICES—0.2%
	Verizon Communications Inc.
	Term Loan B2
699	6.250% (LIBOR Floor + 5.500) 07/21/2027[1]	706
IT SERVICES—0.2%
	OPTIV Security Inc.
	First-Lien Term Loan
563	4.250% (LIBOR Floor + 3.250) 02/01/2024[1]	559
LIFE SCIENCES TOOLS & SERVICES—0.1%
	Icon Luxembourg Sarl
	Term Loan
183	2.750% (LIBOR Floor + 2.250) 07/01/2028[1]	183
	PRA Health Sciences Inc.
	Term Loan
50	2.750% (LIBOR Floor + 2.250) 07/01/2028[1]	50
		233
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
MEDIA—0.5%
	Connect Finco Sarl
	Term Loan B
$550	4.500% (LIBOR Floor + 3.500) 12/12/2026[1]	$551
	DIRECTV Financing LLC
	Term Loan
513	5.750% (LIBOR Floor + 5.000) 08/02/2027[1]	515
	Learfield Communications LLC
	Term Loan B
378	4.250% (LIBOR Floor + 3.250) 12/01/2023[1]	362
	Univision Communications Inc.
	Term Loan
203	3.750% (LIBOR Floor + 2.750) 03/15/2024[1]	202
		1,630
METALS & MINING—0.2%
	Grinding Media Inc.
	Term Loan B
736	4.750% (LIBOR Floor + 4.000) 10/12/2028[1]	738
PROFESSIONAL SERVICES—0.2%
	Pre-Paid Legal Services Inc.
	Term Loan
567	4.250% (LIBOR Floor + 3.750) 12/15/2028[1]	567
ROAD & RAIL—0.2%
	Kenan Advantage Group Inc.
	Term Loan B1
523	4.500% (LIBOR Floor + 3.750) 03/24/2026[1]	524
SOFTWARE—1.5%
	Finastra USA Inc.
	Term Loan B
1,359	4.500% (LIBOR Floor + 3.500) 06/13/2024[1]	1,356
	Term Loan
752	8.250% (LIBOR Floor + 7.250) 06/13/2025[1]	754
		2,110
	Project Alpha Intermediate Holding Inc.
	Term Loan B
226	4.300% (1 Month USD LIBOR + 4.000) 04/26/2024[1]	226
	RealPage Inc.
	First-Lien Term Loan
427	3.750% (LIBOR Floor + 3.250) 04/22/2028[1]	426
	TIBCO Software Inc.
	Term Loan B
658	3.860% (1 Month USD LIBOR + 3.750) 07/03/2026[1]	658
	Second-Lien Term Loan
1,327	7.360% (1 Month USD LIBOR + 7.250) 03/04/2028[1]	1,334
		1,992
		4,754
TOTAL BANK LOAN OBLIGATIONS
(Cost $16,062)		16,201

CONVERTIBLE BONDS—5.4%
AEROSPACE & DEFENSE—0.0%
	Parsons Corp.
151	0.250%—08/15/2025	144
AIRLINES—0.2%
	Jetblue Airways Corp.
342	0.500%—04/01/2026[2]	329

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
AIRLINES—Continued
	Spirit Airlines Inc.
$380	1.000%—05/15/2026	$335
		664
DIVERSIFIED CONSUMER SERVICES—0.2%
	Chegg Inc.
501	0.000%—09/01/2026[3]	407
	Stride Inc.
323	1.125%—09/01/2027	329
		736
ENTERTAINMENT—0.3%
	Zynga Inc.
941	0.000%—12/15/2026[3]	963
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
	Nuvasive Inc.
916	0.375%—03/15/2025	863
HOTELS, RESTAURANTS & LEISURE—0.6%
	DraftKings Inc.
1,561	0.000%—03/15/2028[2,3]	1,196
	NCL Corp Ltd.
401	1.125%—02/15/2027[2]	383
	The Cheesecake Factory Inc.
266	0.375%—06/15/2026	236
		1,815
INTERACTIVE MEDIA & SERVICES—1.1%
	Liberty Tripadvisor Holdings Inc.
812	0.500%—06/30/2051[2]	665
	Spotify USA Inc.
1,046	0.000%—03/15/2026[2,3]	918
	Tripadvisor Inc.
618	0.250%—04/01/2026[2]	540
	Twitter Inc.
1,442	0.000%—03/15/2026[2,3]	1,283
		3,406
INTERNET & DIRECT MARKETING RETAIL—0.2%
	Wayfair Inc.
774	0.625%—10/01/2025	682
IT SERVICES—0.3%
	DigitalOcean Holdings Inc.
1,021	0.000%—12/01/2026[2,3]	828
LEISURE PRODUCTS—0.2%
	Peloton Interactive Inc.
763	0.000%—02/15/2026[2,3]	657
MEDIA—0.4%
	Cable One Inc.
555	0.000%—03/15/2026[2,3]	503
	Dish Network Corp.
183	0.000%—12/15/2025[3]	179
644	3.375%—08/15/2026	601
		780
		1,283
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
	Enphase Energy Inc.
428	0.000%—03/01/2026[2,3]	397
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—1.1%
	Alarm.com Holdings Inc.
$352	0.000%—01/15/2026[3]	$308
	Bentley Systems Inc.
573	0.375%—07/01/2027[2]	494
	Envestnet Inc.
308	0.750%—08/15/2025[2]	298
	Jamf Holding Corp.
321	0.125%—09/01/2026[2]	314
	RingCentral Inc.
839	0.000%—03/15/2026[3]	724
	Splunk Inc.
961	0.500%—09/15/2023	1,051
99	1.125%—06/15/2027	90
		1,141
		3,279
SPECIALTY RETAIL—0.4%
	Liberty Interactive LLC
1,675	3.750%—02/15/2030	1,229
TOTAL CONVERTIBLE BONDS
(Cost $18,003)		16,946

CORPORATE BONDS & NOTES—87.7%
AEROSPACE & DEFENSE—2.8%
	Bombardier Inc.
745	7.500%—12/01/2024-03/15/2025[2]	764
	Howmet Aerospace Inc.
207	5.125%—10/01/2024	217
217	5.900%—02/01/2027	234
341	5.950%—02/01/2037	383
137	6.875%—05/01/2025	152
		986
	TransDigm Inc.
1,761	6.250%—03/15/2026[2]	1,820
1,185	6.375%—06/15/2026	1,207
509	7.500%—03/15/2027	528
1,145	8.000%—12/15/2025[2]	1,198
		4,753
	TransDigm UK Holdings plc
1,245	6.875%—05/15/2026	1,292
	Triumph Group Inc.
220	7.750%—08/15/2025	218
696	8.875%—06/01/2024[2]	744
		962
		8,757
AUTO COMPONENTS—2.0%
	Allison Transmission Inc.
592	3.750%—01/30/2031[2]	551
	American Axle + MFG Inc. Co.
678	5.000%—10/01/2029	628
	Dana Financing Luxembourg Sarl
777	5.750%—04/15/2025[2]	793
	Goodyear Tire & Rubber Co.
523	5.000%—05/31/2026	533
1,185	5.000%—07/15/2029[2]	1,188
1,115	9.500%—05/31/2025	1,189
		2,910

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTO COMPONENTS—Continued
	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.
$146	6.250%—05/15/2026[2]	$151
653	8.500%—05/15/2027[2]	684
		835
	Tenneco Inc.
688	5.125%—04/15/2029[2]	638
		6,355
AUTOMOBILES—2.5%
	Ford Motor Co.
105	3.250%—02/12/2032	100
576	4.750%—01/15/2043	590
376	5.291%—12/08/2046	413
566	9.000%—04/22/2025	670
		1,773
	Ford Motor Credit Co. LLC
486	3.625%—06/17/2031	480
700	4.000%—11/13/2030	705
1,844	4.125%—08/17/2027	1,892
418	5.125%—06/16/2025	440
		3,517
	Jaguar Land Rover Automotive plc
583	5.500%—07/15/2029[2]	563
300	5.625%—02/01/2023[2]	301
676	5.875%—01/15/2028[2]	671
676	7.750%—10/15/2025[2]	710
		2,245
	Thor Industries Inc.
413	4.000%—10/15/2029[2]	394
		7,929
BUILDING PRODUCTS—0.5%
	Eco Material Technologies Inc.
827	7.875%—01/31/2027[2]	842
	MIWD HoldCo II LLC / MIWD Finance Corp.
207	5.500%—02/01/2030[2]	205
	Standard Industries Inc.
695	3.375%—01/15/2031[2]	637
		1,684
CAPITAL MARKETS—0.9%
	CTR Partnership LP / CareTrust Capital Corp.
580	3.875%—06/30/2028[2]	575
	Global Infrastructure Solutions Inc.
511	5.625%—06/01/2029[2]	514
	GrafTech Finance Inc.
834	4.625%—12/15/2028[2]	807
	Metis Merger Sub LLC
618	6.500%—05/15/2029[2]	592
	RP Escrow Issuer LLC
445	5.250%—12/15/2025[2]	433
		2,921
CHEMICALS—2.9%
	Consolidated Energy Finance SA
371	5.625%—10/15/2028[2]	349
335	6.500%—05/15/2026[2]	342
		691
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	Illuminate Buyer LLC / Illuminate Holdings IV Inc.
$869	9.000%—07/01/2028[2]	$918
	Ineos Quattro Finance 2 plc
749	3.375%—01/15/2026[2]	735
	Methanex Corp.
1,654	5.125%—10/15/2027	1,675
309	5.250%—12/15/2029	313
		1,988
	Olympus Water US Holding Corp.
403	6.250%—10/01/2029[2]	384
	Polar US Borrower LLC / Schenectady International Group Inc.
1,021	6.750%—05/15/2026[2]	976
	PolyOne Corp.
456	5.750%—05/15/2025[2]	471
	SCIL IV LLC / SCIL USA Holdings LLC
354	5.375%—11/01/2026[2]	356
	SPCM SA
366	3.375%—03/15/2030[2]	344
	Standard Industries Inc.
427	4.375%—07/15/2030[2]	409
	Trinseo LLC
705	5.375%—09/01/2025[2]	714
	Tronox Inc.
387	6.500%—05/01/2025[2]	402
	WR Grace Holding LLC
545	5.625%—08/15/2029[2]	527
		8,915
COMMERCIAL SERVICES & SUPPLIES—3.4%
	Allied Universal Holdco LLC
902	6.625%—07/15/2026[2]	928
782	9.750%—07/15/2027[2]	826
		1,754
	Garda World Security Corp.
1,954	9.500%—11/01/2027[2]	2,056
	GFL Environmental Inc.
1,162	3.500%—09/01/2028[2]	1,096
842	4.000%—08/01/2028[2]	786
400	4.375%—08/15/2029[2]	382
451	4.750%—06/15/2029[2]	438
202	5.125%—12/15/2026[2]	209
		2,911
	KAR Auction Services Inc.
1,396	5.125%—06/01/2025[2]	1,398
	LABL Escrow Issuer LLC
929	6.750%—07/15/2026[2]	943
922	10.500%—07/15/2027[2]	948
		1,891
	Stericycle Inc.
465	5.375%—07/15/2024[2]	472
		10,482
COMMUNICATIONS EQUIPMENT—0.4%
	CommScope Inc.
535	6.000%—03/01/2026[2]	543
389	7.125%—07/01/2028[2]	363
		906

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—Continued
	Plantronics Inc.
$356	4.750%—03/01/2029[2]	$323
		1,229
CONSTRUCTION & ENGINEERING—0.5%
	Picasso Finance Sub Inc.
728	6.125%—06/15/2025[2]	755
	Pike Corp.
139	5.500%—09/01/2028[2]	136
	VM Consolidated Inc.
538	5.500%—04/15/2029[2]	537
		1,428
CONSUMER FINANCE—1.3%
	Cobra AcquisitionCo LLC
499	6.375%—11/01/2029[2]	486
	goeasy Ltd.
434	4.375%—05/01/2026[2]	431
	LFS Topco LLC
304	5.875%—10/15/2026[2]	312
	Navient Corp.
757	5.500%—03/15/2029	740
182	5.875%—10/25/2024	189
725	6.750%—06/25/2025	767
377	7.250%—09/25/2023	397
		2,093
	Navient Corp. MTN[4]
488	5.625%—08/01/2033	438
	Springleaf Finance Corp.
352	6.125%—03/15/2024	369
		4,129
CONTAINERS & PACKAGING—1.4%
	ARD Finance SA
504	6.500%—06/30/2027[2]	510
	Ardagh Packaging Finance plc
1,043	5.250%—04/30/2025[2]	1,068
	Flex Acquisition Co. Inc.
1,163	6.875%—01/15/2025[2]	1,165
999	7.875%—07/15/2026[2]	1,031
		2,196
	Mauser Packaging Solutions Holding Co.
657	7.250%—04/15/2025[2]	654
		4,428
DIVERSIFIED CONSUMER SERVICES—0.2%
	MAV Acquisition Corp.
168	5.750%—08/01/2028[2]	160
371	8.000%—08/01/2029[2]	347
		507
DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
	Altice Financing SA
943	5.750%—08/15/2029[2]	883
	CenturyLink Inc.
156	4.000%—02/15/2027[2]	151
184	5.125%—12/15/2026[2]	185
898	6.750%—12/01/2023	953
356	6.875%—01/15/2028	382
		1,671
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Connect Finco Sarl / Connect US Finco LLC
$1,303	6.750%—10/01/2026[2]	$1,352
	Consolidated Communications Inc.
561	6.500%—10/01/2028[2]	579
	Frontier Communications Holdings LLC
228	6.000%—01/15/2030[2]	220
169	6.750%—05/01/2029[2]	170
		390
	Iliad Holding SAS
681	6.500%—10/15/2026[2]	691
	Level 3 Financing Inc.
245	3.750%—07/15/2029[2]	224
	Lumen Technologies Inc.
199	4.500%—01/15/2029[2]	183
519	5.375%—06/15/2029[2]	493
250	5.625%—04/01/2025	258
		934
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc.
255	6.000%—02/15/2028[2]	240
	Telecom Italia Capital SA
602	6.000%—09/30/2034	594
84	6.375%—11/15/2033	86
172	7.721%—06/04/2038	187
		867
	Zayo Group Holdings Inc.
629	4.000%—03/01/2027[2]	596
	Ziggo Bond Finance BV
478	6.000%—01/15/2027[2]	492
		8,919
ELECTRIC UTILITIES—1.4%
	NRG Energy Inc.
1,875	3.875%—02/15/2032[2]	1,766
484	5.250%—06/15/2029[2]	498
244	6.625%—01/15/2027	253
		2,517
	Vistra Operations Co. LLC
771	4.375%—05/01/2029[2]	745
298	5.000%—07/31/2027[2]	301
455	5.500%—09/01/2026[2]	465
304	5.625%—02/15/2027[2]	310
		1,821
		4,338
ELECTRICAL EQUIPMENT—0.2%
	Clarios Global LP
235	6.750%—05/15/2025[2]	244
	Sensata Technologies Inc.
535	4.375%—02/15/2030[2]	536
		780
ENERGY EQUIPMENT & SERVICES—1.0%
	Archrock Partners LP / Archrock Partners Finance Corp.
603	6.250%—04/01/2028[2]	606
	Nabors Industries Inc.
383	7.375%—05/15/2027[2]	393
	Precision Drilling Corp.
255	6.875%—01/15/2029[2]	256

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
	Transocean Phoenix 2 Ltd.
$166	7.750%—10/15/2024[2]	$168
	Transocean Poseidon Ltd.
402	6.875%—02/01/2027[2]	391
	Transocean Sentry Ltd.
225	5.375%—05/15/2023[2]	218
	USA Compression Partners LP / USA Compression Finance Corp.
310	6.875%—09/01/2027	319
	Weatherford International Ltd.
269	6.500%—09/15/2028[2]	279
349	8.625%—04/30/2030[2]	356
		635
		2,986
ENTERTAINMENT—1.5%
	Lions Gate Capital Holdings LLC
713	5.500%—04/15/2029[2]	710
	Live Nation Entertainment Inc.
249	4.750%—10/15/2027[2]	246
431	5.625%—03/15/2026[2]	439
419	6.500%—05/15/2027[2]	451
		1,136
	Netflix Inc.
553	6.375%—05/15/2029	661
	Playtika Holding Corp.
615	4.250%—03/15/2029[2]	589
	Roblox Corp.
798	3.875%—05/01/2030[2]	773
	WMG Acquisition Corp.
742	3.750%—12/01/2029[2]	707
		4,576
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.4%
	American Finance Trust Inc. / American Finance Operating Partner LP
825	4.500%—09/30/2028[2]	801
	Iron Mountain Inc.
225	4.500%—02/15/2031[2]	214
624	5.625%—07/15/2032[2]	632
		846
	Iron Mountain Information Management Services Inc.
1,154	5.000%—07/15/2032[2]	1,130
	MPT Operating Partnership LP / MPT Finance Corp.
744	5.250%—08/01/2026	766
	RLJ Lodging Trust LP
266	3.750%—07/01/2026[2]	259
531	4.000%—09/15/2029[2]	501
		760
	Service Properties Trust
260	3.950%—01/15/2028	229
447	4.350%—10/01/2024	428
102	4.375%—02/15/2030	88
137	4.500%—06/15/2023	135
99	4.650%—03/15/2024	97
546	4.950%—02/15/2027	509
341	5.500%—12/15/2027	338
421	7.500%—09/15/2025	444
		2,268
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC
$813	7.875%—02/15/2025[2]	$848
		7,419
FOOD & STAPLES RETAILING—1.2%
	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC
73	3.500%—03/15/2029[2]	69
799	4.625%—01/15/2027[2]	819
310	4.875%—02/15/2030[2]	316
673	5.875%—02/15/2028[2]	703
1,650	7.500%—03/15/2026[2]	1,753
		3,660
FOOD PRODUCTS—0.9%
	B&G Foods Inc.
497	5.250%—04/01/2025	504
	Kraft Heinz Foods Co.
249	4.875%—10/01/2049	284
1,109	5.200%—07/15/2045	1,287
589	5.500%—06/01/2050	730
		2,301
		2,805
GAS UTILITIES—0.2%
	AmeriGas Partners LP
50	5.500%—05/20/2025	52
454	5.750%—05/20/2027	481
77	5.875%—08/20/2026	81
		614
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
	Embecta Corp.
307	5.000%—02/15/2030[2]	308
	Mozart Debt Merger Sub Inc.
124	3.875%—04/01/2029[2]	120
1,003	5.250%—10/01/2029[2]	977
		1,097
	Teleflex Inc.
319	4.250%—06/01/2028[2]	317
		1,722
HEALTH CARE PROVIDERS & SERVICES—6.6%
	AHP Health Partners Inc.
322	5.750%—07/15/2029[2]	317
	Catalent Pharma Solutions Inc.
484	5.000%—07/15/2027[2]	494
	Centene Corp.
532	2.450%—07/15/2028	507
561	2.500%—03/01/2031	521
158	2.625%—08/01/2031	148
1,216	3.000%—10/15/2030	1,182
314	4.625%—12/15/2029	327
		2,685
	DaVita Inc.
352	3.750%—02/15/2031[2]	324
	Global Medical Response Inc.
850	6.500%—10/01/2025[2]	851

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	HCA Inc.
$1,424	7.690%—06/15/2025	$1,629
714	8.360%—04/15/2024	797
		2,426
	HCA Inc. MTN[4]
988	7.580%—09/15/2025	1,128
	LifePoint Health Inc.
118	5.375%—01/15/2029[2]	113
1,201	6.750%—04/15/2025[2]	1,244
		1,357
	ModivCare Inc.
390	5.875%—11/15/2025[2]	405
	Molina Healthcare Inc.
1,495	3.875%—11/15/2030-05/15/2032[2]	1,455
	Option Care Health Inc.
650	4.375%—10/31/2029[2]	634
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
2,123	9.750%—12/01/2026[2]	2,237
	Surgery Center Holdings Inc.
884	6.750%—07/01/2025[2]	886
2,158	10.000%—04/15/2027[2]	2,271
		3,157
	Tenet Healthcare Corp.
459	6.125%—10/01/2028[2]	461
1,233	6.250%—02/01/2027[2]	1,263
1,032	6.750%—06/15/2023	1,082
348	6.875%—11/15/2031	377
		3,183
		20,653
HEALTH CARE TECHNOLOGY—2.4%
	Change Healthcare Holdings LLC
2,151	5.750%—03/01/2025[2]	2,162
	Minerva Merger Sub Inc.
1,173	6.500%—02/15/2030[2]	1,172
	Verscend Escrow Corp.
3,909	9.750%—08/15/2026[2]	4,110
		7,444
HOTELS, RESTAURANTS & LEISURE—5.6%
	Aramark Services Inc.
1,498	6.375%—05/01/2025[2]	1,554
	Caesars Entertainment Inc.
171	4.625%—10/15/2029[2]	164
	CEC Entertainment LLC
1,018	6.750%—05/01/2026[2]	979
	Colt Merger Sub Inc.
2,118	6.250%—07/01/2025[2]	2,194
1,062	8.125%—07/01/2027[2]	1,145
		3,339
	International Game Technology plc
407	4.125%—04/15/2026[2]	409
	IRB Holding Corp.
681	6.750%—02/15/2026[2]	694
670	7.000%—06/15/2025[2]	699
		1,393
	Marriott Ownership Resorts Inc.
319	6.125%—09/15/2025[2]	330
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	MGM Resorts International
$286	4.750%—10/15/2028	$284
467	5.500%—04/15/2027	483
68	5.750%—06/15/2025	72
		839
	NCL Corp. Ltd.
458	10.250%—02/01/2026[2]	519
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
585	5.625%—09/01/2029[2]	552
640	5.875%—09/01/2031[2]	604
		1,156
	Royal Caribbean Cruises Ltd.
583	5.375%—07/15/2027[2]	565
408	5.500%—04/01/2028[2]	397
861	10.875%—06/01/2023[2]	923
		1,885
	Scientific Games International Inc.
567	5.000%—10/15/2025[2]	579
1,353	8.250%—03/15/2026[2]	1,414
1,287	8.625%—07/01/2025[2]	1,366
		3,359
	VOC Escrow Ltd.
332	5.000%—02/15/2028[2]	323
	Wyndham Destinations Inc.
351	5.650%—04/01/2024	370
347	6.000%—04/01/2027	362
513	6.625%—07/31/2026[2]	549
		1,281
		17,530
HOUSEHOLD DURABLES—0.4%
	LGI Homes Inc.
711	4.000%—07/15/2029[2]	673
	M/I Homes Inc.
347	3.950%—02/15/2030	330
	Meritage Homes Corp.
107	3.875%—04/15/2029[2]	108
	Taylor Morrison Communities Inc.
277	5.875%—06/15/2027[2]	298
		1,409
HOUSEHOLD PRODUCTS—0.6%
	PetSmart Inc. / PetSmart Finance Corp.
1,008	4.750%—02/15/2028[2]	1,007
840	7.750%—02/15/2029[2]	903
		1,910
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
	Nextera Energy Operating Partners LP
568	4.250%—07/15/2024[2]	585
INSURANCE—1.4%
	Acrisure Finance Inc.
499	7.000%—11/15/2025[2]	499
596	10.125%—08/01/2026[2]	644
		1,143
	GTCR AP Finance Inc.
549	8.000%—05/15/2027[2]	558

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INSURANCE—Continued
	Hub International Ltd.
$1,411	7.000%—05/01/2026[2]	$1,450
	NFP Corp.
1,404	6.875%—08/15/2028[2]	1,338
		4,489
INTERACTIVE MEDIA & SERVICES—1.0%
	Go Daddy Operating Co. LLC / GD Finance Co. Inc.
409	3.500%—03/01/2029[2]	382
	Match Group Inc.
357	5.000%—12/15/2027[2]	367
188	5.625%—02/15/2029[2]	196
		563
	Rackspace Technology Global Inc.
754	3.500%—02/15/2028[2]	705
	Tripadvisor Inc.
921	7.000%—07/15/2025[2]	966
	Twitter Inc.
583	3.875%—12/15/2027[2]	583
		3,199
INTERNET & DIRECT MARKETING RETAIL—0.6%
	QVC Inc.
454	4.375%—03/15/2023-09/01/2028	448
1,204	5.450%—08/15/2034	1,094
256	5.950%—03/15/2043	233
		1,775
IT SERVICES—1.5%
	Conduent Business Services LLC / Conduent State & Local Solutions Inc.
575	6.000%—11/01/2029[2]	567
	MoneyGram International Inc.
529	5.375%—08/01/2026[2]	546
	Sabre GLBL Inc.
512	7.375%—09/01/2025[2]	526
1,100	9.250%—04/15/2025[2]	1,237
		1,763
	Square Inc.
335	2.750%—06/01/2026[2]	325
867	3.500%—06/01/2031[2]	828
		1,153
	Twilio Inc.
333	3.875%—03/15/2031	319
	Ziprecruiter Inc.
504	5.000%—01/15/2030[2]	499
		4,847
LIFE SCIENCES TOOLS & SERVICES—0.5%
	Avantor Funding Inc.
551	3.875%—11/01/2029[2]	530
220	4.625%—07/15/2028[2]	220
		750
	IQVIA Inc.
851	5.000%—05/15/2027[2]	871
		1,621
MACHINERY—0.7%
	EnPro Industries Inc.
585	5.750%—10/15/2026	608
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MACHINERY—Continued
	OT Merger Corp.
$689	7.875%—10/15/2029[2]	$671
	Vertical U.S. Newco Inc.
771	5.250%—07/15/2027[2]	782
		2,061
MEDIA—11.0%
	Altice France Holding SA
775	10.500%—05/15/2027[2]	823
	Altice France SA
787	5.500%—10/15/2029[2]	747
6,015	8.125%—02/01/2027[2]	6,369
		7,116
	AMC Networks Inc.
706	4.250%—02/15/2029	680
427	4.750%—08/01/2025	431
		1,111
	Audacy Capital Corp.
447	6.750%—03/31/2029[2]	421
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,339	4.250%—01/15/2034[2]	1,241
380	4.500%—06/01/2033[2]	362
607	4.750%—02/01/2032[2]	598
552	5.375%—06/01/2029[2]	570
663	5.500%—05/01/2026[2]	679
		3,450
	CSC Holdings LLC
672	3.375%—02/15/2031[2]	588
443	4.500%—11/15/2031[2]	413
1,158	5.750%—01/15/2030[2]	1,093
1,127	6.500%—02/01/2029[2]	1,175
		3,269
	Cumulus Media New Holdings Inc.
357	6.750%—07/01/2026[2]	368
	Diamond Sports Group LLC / Diamond Sports Finance Co.
781	5.375%—08/15/2026[2]	362
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.
1,422	5.875%—08/15/2027[2]	1,431
	DISH DBS Corp.
409	5.125%—06/01/2029	357
1,576	5.750%—12/01/2028[2]	1,511
608	7.750%—07/01/2026	627
		2,495
	Entercom Media Corp.
129	6.500%—05/01/2027[2]	123
	Gray Television Inc.
790	5.875%—07/15/2026[2]	810
193	7.000%—05/15/2027[2]	205
		1,015
	Hughes Satellite Systems Corp.
301	5.250%—08/01/2026	321
781	6.625%—08/01/2026	843
		1,164
	Midas OPCO Holdings LLC
412	5.625%—08/15/2029[2]	406
	Nexstar Broadcasting Inc.
298	5.625%—07/15/2027[2]	306

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Radiate Holdco LLC / Radiate Finance Inc.
$652	4.500%—09/15/2026[2]	$629
202	6.500%—09/15/2028[2]	195
		824
	Sable International Finance Ltd.
345	5.750%—09/07/2027[2]	353
	Sirius XM Radio Inc.
290	3.125%—09/01/2026[2]	279
1,038	3.875%—09/01/2031[2]	962
1,122	4.000%—07/15/2028[2]	1,087
125	5.000%—08/01/2027[2]	128
		2,456
	SSL Robotics LLC
1,352	9.750%—12/31/2023[2]	1,454
	Tegna Inc.
685	4.750%—03/15/2026[2]	697
	Telesat Canada / Telesat LLC
1,095	4.875%—06/01/2027[2]	885
394	5.625%—12/06/2026[2]	334
1,252	6.500%—10/15/2027[2]	773
		1,992
	Univision Communications Inc.
555	6.625%—06/01/2027[2]	586
	Viasat Inc.
1,820	5.625%—09/15/2025[2]	1,795
336	6.500%—07/15/2028[2]	333
		2,128
		34,350
METALS & MINING—1.0%
	Constellium SE
361	5.875%—02/15/2026[2]	364
	FMG Resources August 2006 Pty Ltd.
1,170	4.375%—04/01/2031[2]	1,179
930	4.500%—09/15/2027[2]	954
516	5.125%—05/15/2024[2]	535
		2,668
		3,032
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	Blackstone Mortgage Trust Inc.
401	3.750%—01/15/2027[2]	385
OIL, GAS & CONSUMABLE FUELS—11.4%
	Aethon United BR LP / Aethon United Finance Corp.
610	8.250%—02/15/2026[2]	643
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
843	5.750%—03/01/2027-01/15/2028[2]	858
664	7.875%—05/15/2026[2]	715
		1,573
	Buckeye Partners LP
350	3.950%—12/01/2026	350
453	4.500%—03/01/2028[2]	442
134	5.850%—11/15/2043	123
		915
	Civitas Resources Inc.
620	5.000%—10/15/2026[2]	621
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	CNX Resources Corp.
$274	6.000%—01/15/2029[2]	$283
775	7.250%—03/14/2027[2]	814
		1,097
	Colgate Energy Partners III LLC
766	5.875%—07/01/2029[2]	780
	Comstock Resources Inc.
290	5.875%—01/15/2030[2]	289
	Continental Resources Inc.
349	4.900%—06/01/2044	368
253	5.750%—01/15/2031[2]	289
		657
	Crownrock LP / Crownrock Finance Inc.
230	5.000%—05/01/2029[2]	232
	DT Midstream Inc.
80	4.125%—06/15/2029[2]	79
775	4.375%—06/15/2031[2]	767
		846
	Encino Acquisition Partners Holdings LLC
641	8.500%—05/01/2028[2]	649
	EQM Midstream Partners LP
424	4.500%—01/15/2029[2]	406
362	4.750%—07/15/2023	367
173	4.750%—01/15/2031[2]	166
643	6.500%—07/15/2048	692
		1,631
	Equities Corp.
486	3.900%—10/01/2027	490
630	5.000%—01/15/2029	664
88	7.500%—02/01/2030	105
		1,259
	Ferrellgas LP / Ferrellgas Finance Corp.
799	5.375%—04/01/2026[2]	758
	Genesis Energy LP / Genesis Energy Finance Corp.
539	7.750%—02/01/2028	533
534	8.000%—01/15/2027	538
		1,071
	Gulfport Energy Operating Corp.
756	8.000%—05/17/2026[2]	813
	Hilcorp Energy I LP / Hilcorp Finance Co.
1,104	6.000%—02/01/2031[2]	1,125
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
455	6.000%—08/01/2026[2]	466
	Moss Creek Resources Holdings Inc.
756	7.500%—01/15/2026[2]	693
511	10.500%—05/15/2027[2]	502
		1,195
	Murphy Oil Corp.
526	6.375%—07/15/2028-12/01/2042	532
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,430	7.500%—02/01/2026[2]	1,455
	NGL Energy Partners LP
870	7.500%—11/01/2023	849
	NuStar Logistics LP
593	5.750%—10/01/2025	620
	Oasis Midstream Partners LP / OMP Finance Corp.
684	8.000%—04/01/2029[2]	731

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Occidental Petroleum Corp.
$346	4.200%—03/15/2048	$322
616	4.300%—08/15/2039	581
1,292	4.400%—04/15/2046	1,238
350	5.550%—03/15/2026	374
578	6.200%—03/15/2040	670
219	6.450%—09/15/2036	267
284	6.950%—07/01/2024	310
115	8.500%—07/15/2027	138
702	8.875%—07/15/2030	911
		4,811
	Parkland Corp.
831	4.500%—10/01/2029[2]	800
810	4.625%—05/01/2030[2]	779
299	5.875%—07/15/2027[2]	309
		1,888
	Rattler Midstream LP
382	5.625%—07/15/2025[2]	394
	Rockcliff Energy II LLC
485	5.500%—10/15/2029[2]	492
	Sanchez Energy Corp.
3,000	0.000%—06/15/2021*	67
	SM Energy Co.
772	6.500%—07/15/2028	798
88	10.000%—01/15/2025[2]	96
		894
	Southwestern Energy Co.
323	4.750%—02/01/2032	323
454	8.375%—09/15/2028	499
		822
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
577	8.500%—10/15/2026[2]	592
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
1,035	6.000%—09/01/2031[2]	987
745	7.500%—10/01/2025[2]	785
		1,772
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
244	5.500%—03/01/2030	259
572	6.500%—07/15/2027	608
		867
	Venture Global Calcasieu Pass LLC
1,650	3.875%—08/15/2029-11/01/2033[2]	1,643
710	4.125%—08/15/2031[2]	716
		2,359
		35,765
PAPER & FOREST PRODUCTS—0.2%
	Glatfelter Corp.
527	4.750%—11/15/2029[2]	532
PERSONAL PRODUCTS—0.1%
	HLF Financing Sarl LLC / Herbalife International Inc.
351	4.875%—06/01/2029[2]	333
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—2.9%
	Bausch Health Cos. Inc.
$915	5.250%—02/15/2031[2]	$730
530	5.500%—11/01/2025[2]	535
533	5.750%—08/15/2027[2]	535
1,866	9.000%—12/15/2025[2]	1,952
		3,752
	Catalent Pharma Solutions Inc.
396	3.500%—04/01/2030[2]	371
	Elanco Animal Health Inc.
600	5.272%—08/28/2023	624
715	5.900%—08/28/2028	783
		1,407
	Jazz Securities DAC
613	4.375%—01/15/2029[2]	606
	Organon Finance 1 LLC
441	5.125%—04/30/2031[2]	442
	Perrigo Finance Unlimite Co.
467	3.900%—06/15/2030	450
	Teva Pharmaceutical Finance Netherlands III BV
1,131	3.150%—10/01/2026	1,041
588	4.750%—05/09/2027	569
514	6.000%—04/15/2024	524
		2,134
		9,162
PROFESSIONAL SERVICES—0.6%
	Nielsen Finance LLC / Nielsen Finance Co.
13	4.500%—07/15/2029[2]	12
1,065	4.750%—07/15/2031[2]	992
892	5.875%—10/01/2030[2]	895
		1,899
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Global NET Lease Inc. / Global NET Lease Operating Partnership LP
936	3.750%—12/15/2027[2]	902
	MPT Operating Partnership LP / MPT Finance Corp.
1,153	3.500%—03/15/2031	1,114
		2,016
ROAD & RAIL—1.2%
	Carriage Purchaser Inc.
543	7.875%—10/15/2029[2]	531
	Uber Technologies Inc.
1,114	7.500%—05/15/2025-09/15/2027[2]	1,171
775	8.000%—11/01/2026[2]	823
		1,994
	XPO Logistics Inc.
1,070	6.250%—05/01/2025[2]	1,109
		3,634
SOFTWARE—1.0%
	Boxer Parent Co. Inc.
461	7.125%—10/02/2025[2]	481
819	9.125%—03/01/2026[2]	855
		1,336
	Consensus Cloud Solutions Inc.
542	6.500%—10/15/2028[2]	556
	Elastic NV
790	4.125%—07/15/2029[2]	740

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—Continued
	OpenText Holdings Inc.
$364	4.125%—12/01/2031[2]	$352
		2,984
SPECIALTY RETAIL—1.7%
	Asbury Automotive Group Co.
148	4.625%—11/15/2029[2]	146
351	5.000%—02/15/2032[2]	349
		495
	GAP Inc.
515	3.625%—10/01/2029[2]	480
354	3.875%—10/01/2031[2]	329
		809
	L Brands Inc.
265	6.694%—01/15/2027	298
552	6.875%—11/01/2035	636
		934
	Lithia Motors Inc.
480	3.875%—06/01/2029[2]	472
	Magic Mergeco Inc.
1,410	7.875%—05/01/2029[2]	1,292
	Penske Automotive Group Inc.
621	3.500%—09/01/2025	618
	Sonic Automotive Inc.
637	4.875%—11/15/2031[2]	617
		5,237
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
	Diebold Nixdorf Inc.
306	8.500%—04/15/2024	304
1,006	9.375%—07/15/2025[2]	1,058
		1,362
	Seagate HDD Cayman Co.
226	4.091%—06/01/2029	222
417	4.125%—01/15/2031	409
429	5.750%—12/01/2034	466
		1,097
		2,459
TEXTILES, APPAREL & LUXURY GOODS—0.5%
	Compass Group Diversified Holdings Inc.
604	5.000%—01/15/2032[2]	598
	Hanesbrands Inc.
4	4.875%—05/15/2026[2]	4
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
	William Carter Co.
$807	5.500%—05/15/2025[2]	$834
		1,436
THRIFTS & MORTGAGE FINANCE—0.3%
	Nationstar Mortgage Holdings Inc.
215	6.000%—01/15/2027[2]	223
	PennyMac Financial Services Inc.
689	5.750%—09/15/2031[2]	660
	Quicken Loans LLC / Quicken Loans Co-Issuer Inc.
54	3.625%—03/01/2029[2]	50
		933
TRADING COMPANIES & DISTRIBUTORS—0.2%
	Alta Equipment Group Inc.
741	5.625%—04/15/2026[2]	753
WIRELESS TELECOMMUNICATION SERVICES—1.6%
	C&W Senior Financing Designated Activity Company
1,554	6.875%—09/15/2027[2]	1,621
	LCPR Senior Secured Financing DAC
371	6.750%—10/15/2027[2]	386
	Level 3 Financing Inc.
52	5.250%—03/15/2026	53
	Sprint Capital Corp.
231	6.875%—11/15/2028	275
1,188	8.750%—03/15/2032	1,662
		1,937
	Sprint Corp.
247	7.125%—06/15/2024	269
544	7.625%—03/01/2026	624
		893
	T-Mobile USA Inc.
86	2.875%—02/15/2031	81
		4,971
TOTAL CORPORATE BONDS & NOTES
(Cost $281,266)		273,987
TOTAL INVESTMENTS—98.3%
(Cost $315,331)		307,134
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		5,426
TOTAL NET ASSETS—100.0%		$312,560

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

*	Security in default
1
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2022. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $215,709 or 69% of net assets.

3	Zero coupon bond
4	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—January 31, 2022 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2022, the Trust consists of 21 separate portfolios. The portfolios covered by this report are: Harbor Bond Fund (currently, Harbor Core Plus Fund), Harbor Convertible Securities Fund, Harbor Core Bond Fund, and Harbor High-Yield Bond Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
  Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements (including centrally cleared swaps), derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 3—Subsequent Events
At the meeting of the Board of Trustees held on December 1, 2021, the Board of Trustees approved a change in the Harbor Bond Fund’s investment subadviser and name. Effective February 2, 2022, Income Research+Management replaced Pacific Investment Management Company, LLC as investment subadviser and the Fund was renamed Harbor Core Plus Fund.
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

[THIS PAGE INTENTIONALLY LEFT BLANK]

For more information
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.FI.0120